June 30, 1999

Semi-annual

Report

Calvert Tax-Free Reserves

Table of Contents

President's Letter
1

Portfolio
Manager Remarks
2

Statement of
Net Assets
8

Statements of Operations
25

Statements of Changes in Net Assets
26

Notes to
Financial Statements
30

Financial Highlights
33

Shareholder Meeting Update
38

Year 2000 Update
40

Dear Shareholders:

Here is your semi-annual report for the six-month period ending
June 30, 1999. For the most current
information regarding the
performance of your fund, please visit our recently redesigned Web site at www.calvertgroup.com.

In reviewing our recently redesigned Web site, you will see that we now offer more interactive information tools to help you make the most informed investment decisions.
At www.calvertgroup.com you will find fund performance, profiles and literature, as well as a rich array of information on socially responsible and tax free investing.
Our
site also includes company profiles, issues briefs and our award winning "Know What You
Own(R)" service.

Of special note, we have taken online
disclosure a step further this month by
publishing the entire portfolio holdings for each of our equity funds. Calvert Group is the first mutual fund family to provide a complete listing of holdings on a monthly basis.

Of course, knowing how a fund has performed is as important as knowing the companies that are in a Portfolio. I'm pleased to report that a significant number of our funds have received a three-star or better
Morningstar rating for their performance over the past three years. For performance over the same time frame, two funds -- Calvert Income Fund and Calvert Tax-Free Reserves Limited Term
Portfolio -- received Morningstar's
superlative five-star rating.1 More detail about your fund's performance is included in this report.

As always, we encourage investors to make decisions based on your financial objectives and tolerance for risk. You should routinely review your asset allocation to be sure you are positioned at a comfortable risk level.
Your financial professional can suggest
strategies that keep you on track to meet long-term financial objectives without exposing you to undue levels of risk.

We appreciate your investment in Calvert
Group funds and look forward to providing competitive returns in the future.

Sincerely,




Barbara J. Krumsiek
President and CEO
July 20, 1999

1 A Morningstar five-star ranking indicates that the fund is in the top 10% of all investment companies in a category, a four star ranking indicates that the fund is in the next 22.5%, and a three-star ranking is in the middle 35%.

Tom Dailey is a member of the CAMCO
portfolio management team.
Calvert Tax-Free Reserves Money Market
Portfolio seeks to earn the highest interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund
Information

asset allocation
tax-exempt
money market

NASDAQ symbol
CTMXX

CUSIP number
131620-10-6

Calvert Tax-Free Reserves
Money Market Portfolio

How did the Fund perform?
The Money Market Portfolio's return for the semi-annual period ending June 30, 1999 was 1.43% (Class O). This was above the 1.24% return for the average tax-exempt money market fund tracked by Lipper Analytical
Services, Inc.

How would you characterize the investment climate over the past six months?
The U.S. economy continued to expand through the first half of 1999, thanks both to relentless consumer spending and the stabilization of economies around the world after economic crisis in Brazil, Asia, and Japan.

The task of identifying a sufficient supply of tax-free money market securities was made difficult by the low issuance of such securities and an investor preference to keep cash in short-term funds. It wasn't until the tax season that there was an ample amount of securities to pick and choose from. In June, the annual issuance of municipal notes also brought much needed supply to the market.


What was your strategy for this period?
Since supply was scarce early in the year, finding fairly-priced securities proved difficult and we were forced to bide our time until money flowed out of tax-exempt funds for April tax payments.
These redemptions forced other fund managers into selling securities to raise cash -- which made it easier to find attractively priced securities, and we were presented with an opportunity to extend the average maturity of the Fund.

Given the likelihood of the Federal Reserve raising rates toward the end of June, tax exempt rates were too low on a taxable equivalent basis when the first one-year municipal notes were issued earlier in the month. Therefore, we did not initially participate in buying these. In fact, the Federal Reserve did raise rates a quarter of a point on June
30, 1999. Once enough supply of one-year notes arrived, the rates on these securities rose to a more reasonable level and we began to buy a few of these issues, extending the Fund's average maturity to 72 days.

What is your outlook?
Even though the Federal Reserve removed its bias to raise rates further at the June
Federal Open Market Committee meeting, we feel the economy will likely continue to expand and possibly force the Fed to raise rates again in the second half of 1999. We are also keeping a close eye on global economic events that could destabilize world markets and cause investors to seek the safety of U.S. money markets. Therefore, we will keep the portfolio very liquid in order to react quickly to changing market conditions.
July 20, 1999

Please remember, this discussion reflects the views and opinions of Calvert Asset
Management Company at June 30, 1999, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

COMPARATIVE MONTH-END YIELDS

                                IBC's Gene
ral
                    CTFR        Purpose Tax-
Free
             Money Market       Money Market
                  Class O         Averages
6.30.99                              2.90%
2.67%
5.31.99                              3.09%
2.79%
4.30.99                              2.94%
2.56%
3.31.99                              2.87%
2.42%
2.28.99                              2.51%
2.17%
1.31.99                              2.87%
2.54%
12.31.98                             3.02%
2.73%

Total returns assume reinvestment of
dividends. Past performance is no guarantee of future results. Performance information represents Class O shares. The value of an investment in Class I or T shares would be different. Sources: IBC's Money Fund
Report, IBC Financial Data Inc. and Lipper
Analytical Services Inc.

Portfolio
Statistics

weighted
average maturity
6.30.99                  72 days
12.31.98                 61 days

credit quality
distribution

as of 6.30.99

PIE CHART HERE
First tier - 96%
Second tier - 4%

All securities in Calvert Group money market funds are eligible securities under rule
2a-7 of the Investment Company Act of 1940.
First Tier Securities are eligible
securities rated in the highest rating
category for short-term debt obligations by at least two of the Nationally Recognized Statistical
Ratings Organizations. Second Tier
Securities are eligible securities not in the First Tier.

class O
average annual
total return

as of 6.30.99
1 year              2.99%
5 year              3.40%
10 year                    3.78%
inception           4.71%
(3.04.81)

Tom Dailey is a member of the CAMCO
portfolio management team.

Calvert Tax-Free Reserves Limited-Term
Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund
Information

asset allocation
short-term
tax-exempt bonds

NASDAQ symbol
CTFLX

CUSIP number
131620-20-5

Calvert Tax-Free Reserves Limited-Term
Portfolio

How did the Fund perform?

The Portfolio performed as it was designed, that is, to outperform during a rising interest rate environment. The Fund's six-month return was 1.35% compared to a 0.72% return for the average short-term municipal fund tracked by Lipper Analytical Services, Inc. The Fund outperformed all other Lipper tax-exempt fixed income total return averages during the six-month period ending
June 30, 1999.

What was your strategy for this period?

Short-term municipal rates remained low well into the first half of the year, due to a limited supply of new issues and strong demand for the securities that did come to market. Since there was no additional yield to be gained by extending the Fund, we remained invested in very short maturity issues.
When taxable rates started to rise, short municipal rates did not immediately follow.
When it became apparent that the Fed
would raise the Fed funds rate we felt it was only a matter of time for municipal rates to follow. With the supply of new issues in June, tax-exempt rates finally started to rise to more attractive levels, and we began to participate more aggressively by buying securities with a three-year final maturity.

Comparative Investment Performance

          CTFR Lipper Short         Lehman
       Limited-TermMunicipal Debt
Municipal Bond
       PortfolioFunds Average     Index TR

6 month                    1.35%     0.72%
- 0.89%
1 year              3.42%  3.24%
2.76%
5 year*                    4.01%     4.32%
7.00%
10 year*                   4.64%     4.90%
7.43%

Investment performance does not reflect the deduction of any front-end sales charge.
TR represents total return. Source: Lipper
Analytical Services, Inc.
* Average annual return

What is your outlook?

We expect the U. S. economy to remain
strong, which could force the Fed to raise rates again to preempt inflation. We need to be wary of the possibility of more rate increases, and weigh this against periods of low supply and possible further financial crises abroad.

July 20, 1999

Please remember, this discussion reflects the views and opinions of Calvert Asset
Management Company at June 30, 1999, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions.
While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Growth of a hypothetical $10,000 investment
Total returns assume reinvestment of
dividends and reflect the deduction of
Portfolio's maximum front-end sales charge of 1.00%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. Source: Lipper Analytical Services,
Inc.

LINE GRAPH HERE
CTFR Limited-Term Portfolio        $15,576
Lehman Municipal Bond Fund Index TR
$20,472
Lipper Short Municipal Debt Funds Average
$16,095

Portfolio
Statistics

monthly
dividend yield
6.30.99                    3.66%
12.31.98                   3.58%

30 day SEC yield
6.30.99                    3.38%
12.31.98                   3.07%

weighted
average maturity
6.30.99                  276 days
12.31.98                 283 days

effective duration
6.30.99                  285 days
12.31.98                 253 days

credit quality
distribution

as of 6.30.99

PIE CHART HERE
AAA                   31%
AA                            9%
A                      6%
BBB                   28%
cash equivalents      26%

average annual
total return

as of 6.30.99
1 year              2.37%
5 year              3.80%
10 year                    4.53%
inception           5.94%
(3.04.81)

Emmett Long is a member of the CAMCO
portfolio management team.

Calvert Tax-Free Reserves Long-Term
Portfolio seeks to earn the highest
level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund
Information

asset allocation
long-term
tax-exempt bonds

NASDAQ symbol
CTTLX

CUSIP number
131620-30-4

Calvert Tax-Free Reserves
Long-Term Portfolio

How did the Fund perform?

For the six month period ending June 30, 1999 the Fund had a return of -1.96% vs. the Lipper General Municipal Debt Funds Average of -1.82%, due in large part to our slightly longer than average duration in the first quarter.

How would you characterize the investment climate over the past six months?

As 1998 closed, we anticipated that the
economy would slow to the point where the Fed would have to cut rates rather than raise them. Surprisingly, the economy continued on its torrid pace of growth. When it became clear that consumer appetite for goods and services was continuing to surge, we shortened our portfolio maturity to better reflect our interest rate outlook for the near term.
Late in the second quarter of 1999, the
Federal Reserve adopted a tightening bias, although the market had already priced in a 50 basis point tightening and the long bond was trading near six percent for the first time in almost a year.
By the time the Federal Reserve met on June
30, and increased the Fed funds rate by one quarter of one percent (25 basis points), the market was prepared.

What was your strategy for this period?

Going into 1999, we maintained a strategy of purchasing good quality issues with good structure -- a strategy that has served us in the past and should benefit us in the future. We don't attempt to make bets on any particular sector of the market, but high grade general obligations, housing, and
Puerto Rico Bonds performed the best during this back up in the market.
We benefited by our exposure to

Comparative Investment Performance

          CTFR Lipper General       Lehman
       Long-TermMunicipal Debt  Municipal
Bond
       PortfolioFunds Average     Index TR
6 month                   -1.96%    -1.82%
-0.89%
1 year              1.18%  1.13%
2.76%
5 year*                    6.16%     6.18%
7.00%
10 year*                   6.51%     6.85%
7.43%

Investment performance does not reflect the deduction of any front-end sales charge.
TR represents total return. Source: Lipper
Analytical Services, Inc.
*Average annual return
almost all of the best performing sectors.

What is your outlook?

As stated earlier, the Federal Reserve
raised rates at the end of June as a
precaution against inflation. Having
anticipated that move we shortened our
portfolio. The question that we are now
evaluating is whether subsequent rate hikes will follow. In any event, we shall remain nimble, proactive, and alert to the possibility of rapid shifts in interest rates.

July 20, 1999

Please remember, this discussion reflects the views and opinions of Calvert Asset
Management Company at June 30, 1999, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Growth of a hypothetical $10,000 investment

Total returns assume reinvestment of
dividends and reflect the deduction of
Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. Source: Lipper Analytical Services,
Inc.

LINE GRAPH HERE
CTFR Long-Term Portfolio $18,090
Lehman Municipal Bond Fund Index TR
$20,472
Lipper General Municipal Debt Funds Average
$18,905

Portfolio
Statistics

monthly
dividend yield
6.30.99                    4.11%
12.31.98                   4.58%

30 day SEC yield
6.30.99                    4.23%
12.31.98                   4.10%

weighted
average maturity
6.30.99                  17 years
12.31.98                 16 years

effective duration
6.30.99                  8.37 years
12.31.98                 8.75 years

credit quality
distribution

as of 6.30.99

PIE CHART HERE
AAA                   38%
AA                           17%
A                     24%
cash & equivalents    21%

average annual
total return

as of 6.30.99
1 year                    -2.64%
5 year                     5.35%
10 year                              6.11%
inception                  7.60%
(8.23.83)

Money Market Portfolio
Statement of Net Assets
June 30, 1999


Principal
Municipal Obligations - 104.4%
Amount Value
Alabama - 3.5%
Athens IDA Revenue VRDN, 5.55%, 6/1/05,
LOC: Tokai Bank, Ltd.
$3,500,000     $3,500,000
Birmingham Airport Authority Revenue
Municipal
Trust Receipts,
  3.63%, 7/1/26, BPA: Societe Generale,
MBIA Insured
8,000,000       8,000,000
Calhoun County Economic Development Council
Revenue VRDN,
  4.00%, 3/1/18, LOC: FNB Boston
3,900,000       3,900,000
Columbia IDA Revenue VRDN, 4.45%, 6/1/22,
  LOC: Alabama Power Company    12,000,000
12,000,000
Haleyville IDA Revenue VRDN, 3.90%, 11/1/04,
  LOC: Columbus Bank & Trust     1,550,000
1,550,000
MFH Revenue VRDN,
  3.80%, 4/1/14, LOC: Southtrust Bank, AL7
65,000 765,000
  3.80%, 9/1/20, LOC: Southtrust Bank, AL3
,045,000        3,045,000
Mobile Spring Hill Medical Clinic Revenue
VRDN,
3.80%, 2/1/11,
  LOC: Amsouth Bank      3,240,0003,240,000
Montgomery IDA Revenue VRDN,
  3.95%, 9/1/04, LOC: Southtrust Bank
2,650,000       2,650,000
  3.90%, 3/1/23, LOC: Southtrust Bank
3,190,000       3,190,000
Northpoint MFH Revenue VRDN,
  3.90%, 9/3/15, LOC: Amsouth Bank
2,115,000       2,115,000
  3.80%, 7/1/18, LOC: Amsouth Bank
5,595,000       5,595,000
State IDA Revenue VRDN, 3.90%, 11/1/14,
  LOC: Southtrust Bank, AL       6,495,000
6,495,000
Wynlakes Government Utility Authority
Revenue VRDN,
  3.95%, 5/1/06, LOC: Amsouth Bank
4,000,000       4,000,000

Arizona - 3.1%
Apache County IDA Revenue VRDN, 3.75%,
12/15/18,
  LOC: Bank of New York  4,600,0004,600,000
Pinal County IDA Revenue VRDN, 5.70%,
12/1/05,
  LOC: Industrial Bank of Japan
10,000,000     10,000,000
Prescott IDA Revenue VRDN, 3.50%, 12/1/14,
  GA: Household Finance Corp.    8,100,000
8,100,000
Salt River Project Municipal Commercial
Paper, 3.35%, 7/14/99,
  BPA: Multi-Bank        28,900,00028,900,
000

Arkansas - 0.9%
Arkadelphia IDA Revenue VRDN, 3.95%, 4/1/11,
  LOC: Den Danske Bank   4,000,0004,000,000
Fayetteville Public Facilities Revenue VRDN,
4.00%, 9/1/27,
  LOC: Dresdner Bank, AG.        7,100,000
7,100,000
North Little Rock Baptist Health Facilities
Revenue VRDN,
  4.65%, 12/1/21, BPA: Credit Suisse,
MBIA Insured             4,000,0004,000,000

Principal
Municipal Obligations - (Cont'd)
Amount Value
California - 18.3%
Community College Financing Authority VRDN,
3.35%, 9/30/99,
  FSA Insured            $20,725,000$20,72
5,000
Fresno MFH Revenue VRDN, 5.65%, 5/1/15,
  LOC: Tokai Bank, Ltd.  8,512,0008,512,000
Inland Valley Development Agency Tax
Allocation VRDN,
  3.75%, 3/1/27, C/LOC: Cal Sters, LOC:
  Union Bank, California.       34,485,000
34,485,000
Los Angeles County MFH VRDN,
  3.30%, 12/1/05, LOC:
  Bank of America        4,595,0004,595,000
  3.65%, 12/1/07, C/LOC:
FHLB-San Fransisco       1,000,0001,000,000
  5.85%, 11/1/09, LOC:
  Industrial Bank of Japan      12,000,000
12,000,000
Los Angeles County Schools Fixed Rate Trust
Receipts,
  3.35%, 9/30/99, FSA Insured   56,095,000
56,095,000
Los Angeles County Tax and Revenue
Anticipation Notes,
  4.50%, 6/30/00         47,400,00047,710,
944
Los Angeles Regional Airport Improvement
Revenue Bonds,
  4.10%, 12/1/25, LOC:
  Societe Generale       7,900,0007,900,000
Oceanside MFH Revenue VRDN, 3.80%, 8/1/17,
  SURBD: Continental Casualty Co.
500,000           500,000
Orange County Apartment Development Revenue
VRDN,
  6.00%, 11/1/08, LOC:
  Tokai Bank, Ltd.       6,300,0006,300,000
Riverside MFH Revenue VRDN, 5.55%, 6/1/09,
  LOC: Tokai Bank, Ltd.  990,000   990,000
Sacramento County Floating Rate Trust
Receipts, 3.55%, 9/30/99,
  BPA: Bank of New York  7,700,0007,700,000
School Cash Reserve Program Authority
Revenue Notes,
  4.50%, 7/2/99, AMBAC Insured  25,175,000
25,175,505
  4.00%, 7/3/00, AMBAC Insured  18,035,000
18,146,096
Statewide Community Development Authority
Revenue VRDN,
  3.35%, 9/30/99, FSA Insured   35,580,000
35,580,000
  3.75%, 3/25/25, LOC:
  Chase Manhattan        22,167,00022,167,
000

Colorado - 2.0%
Boulder County MFH Revenue VRDN, 3.90%,
12/25/31,
  LOC: Chase Manhattan   8,464,0008,464,000
Central City MFH Revenue VRDN, 3.90%,
12/25/30,
  LOC: Texas Commerce Bank         194,000
194,000
City and County of Denver MFH Revenue VRDN,
3.60%, 12/15/14,
  CONF: Den Danske Bank, LOC:
  Credit Lyonnais        8,500,0008,500,000
Fort Collins MFH Revenue VRDN,
  3.90%, 11/25/30, LOC:
  Texas Commerce Bank    7,900,0007,900,000
  3.90%, 12/25/31, LOC: Chase Manhattan6,5
09,000 6,509,000
Lakewood IDA Revenue VRDN, 4.20%, 8/1/07,
  LOC: West One Bank     2,070,0002,070,000

District of Columbia - 1.8%
Municipal Trust Receipts,
  3.85%, 6/1/03, LOC:
  Credit Suisse, FSA Insured     5,300,000
5,300,000
  3.85%, 7/27/03, LOC:
  Credit Suisse, AMBAC Insured  10,900,000
10,900,000
  3.85%, 6/1/05, LOC:
  Credit Suisse, MBIA Insured    7,710,000
7,710,000
Tax and Revenue Anticipation GO Notes,
3.75%, 9/30/99,
  LOC: Canadian Imperial Bank    7,000,000
7,011,041

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Florida - 7.0%
Capital Projects Financial Authority Revenue
VRDN,
  3.65%, 8/1/17, BPA:Credit Suisse,
  FSA Insured            $31,650,000$31,65
0,000
  3.75%, 6/1/28, BPA: Credit Suisse,
  FSA Insured            10,000,00010,000,
000
Duval County MFH Revenue VRDN,
  4.35%, 6/1/07, LOC:
Household Financial Corp.        3,750,000
3,750,000
Housing Finance Agency Revenue VRDN, 3.85%,
7/1/23,
  CONF: Commerze Bank, AG, LOC:
Heller Financial         8,800,0008,800,000
Orange County Health Facilities Authority
Revenue VRDN,
  4.25%, 3/27/06, LOC:
  Credit Suisse, MBIA Insured    2,600,000
2,600,000
  3.80%, 10/1/06, LOC:
  Credit Suisse, MBIA Insured    6,880,000
6,880,000
  3.80%, 10/1/08, LOC:
  Credit Suisse, MBIA Insured    4,000,000
4,000,000
Palm Beach County IDA Revenue VRDN, 4.80%,
10/1/28,
  IA: Escrowed Treasury Bills    8,865,000
8,865,000
Pinellas County Health Facilities Authority
Revenue VRDN,
  3.75%, 11/1/15, LOC:
  First Union Bank, NC   3,830,0003,830,000
Sunshine State GFC Commercial Paper,
  3.35%, 7/9/99, BPA:
  Bank of Nova Scotia, AMBAC Insured
10,580,000     10,580,000
  3.35%, 7/13/99, BPA:
  Canadian Imperial      16,565,00016,565,
000
Sunrise Utilities Systems Revenue VRDN,
3.82%, 10/1/15,
  TOA: Citibank, AMBAC Insured   7,000,000
7,000,000
Volusia County MFH Revenue VRDN, 4.075%,
9/1/05,
  LOC: Amsouth Bank      3,830,0003,830,000

Georgia - 1.0%
Athens MFH Revenue VRDN, 4.075%, 8/1/05,
  CONF: FNB Chicago, LOC:
     First Bank, NA      2,000,0002,000,000
Columbus Downtown Development Authority
Revenue
  VRDN, 3.90%, 8/1/15, LOC:
Columbus Bank & Trust    7,725,0007,725,000
Franklin County Industrial Building
Authority Revenue VRDN,
  4.00%, 1/1/07, LOC: Comerica Bank
2,280,000       2,280,000
Jackson County IDA Revenue VRDN, 3.95%,
     12/1/24,LOC: Barclays Bank, Plc.
2,505,000       2,505,000
State Residential Financial Authority
Revenue
     VRDN, 3.10%, 3/1/99,TOA: Citibank2,86
5,000  2,865,000

Hawaii - 0.6%
State Department Budget and Finance
VRDN,4.50%, 12/1/21,
LOC: Union Bank of California    9,800,000
9,800,000

Illinois - 7.5%
Arlington Heights MFH Revenue VRDN, 4.50%,
5/1/24,
  LOC: Heller Financial  4,230,0004,230,000
Chicago Municipal Trust Receipts VRDN,
3.80%, 1/1/18,
  LOC: Credit Suisse, AMBAC Insured
2,900,000       2,900,000
Decatur Water Treatment Revenue VRDN, 4.00%,
7/8/99,
  LOC: Sumitomo Bank, Ltd.       8,000,000
8,000,000
Educational Facilities Authority Revenue
VRDN, 3.80%, 4/1/32,
  LOC: Bank of America   10,200,00010,200,
000
Elgin IDA Revenue VRDN, 3.75%, 9/1/16,
     LOC: LaSalle Bank   4,400,0004,400,000

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Illinois - (Cont'd)
Fulton IDA Revenue VRDN, 3.80%, 4/1/12,
  LOC: Firstar Bank, Milwaukee  $7,500,000
$7,500,000
Galesburg Knox College Project Revenue VRDN,
3.85%, 3/1/31,
  LOC: LaSalle Bank      4,000,0004,000,000
Health Facilities Authority Revenue VRDN,
  3.90%, 5/1/11, BPA: Comerica Bank
11,000,000     11,000,000
  3.90%, 8/15/25, BPA: Northern Trust
     Company             8,000,0008,000,000
  3.55%, 4/1/33, LOC: American National
     Bank and Trust      5,200,0005,200,000
Housing Development Authority Revenue VRDN,
  3.40%, 3/2/00, LOC: Bear Stearns
     Capital Market      11,715,00011,715,
000
  5.25%, 2/1/24, LOC: Sumitomo
     Bank, Ltd.          2,700,0002,700,000
IDA Revenue VRDN,
  4.13%, 9/2/05, LOC: American National
     Bank and Trust      2,000,0002,000,000
     3.85%, 9/1/26, LOC:
     Firstar Bank, Milwaukee     2,172,500
2,172,500
Rockford Economic Development Revenue VRDN,
3.80%, 12/1/10,
  LOC: Banque Paribas    2,270,0002,270,000
StateToll Highway Authority Revenue VRDN,
3.25%, 2/15/12,
  LOC: Bear Stearns Capital Markets,
     FSA Insured         38,700,00038,700,
000
Winnebago County IDA Revenue VRDN, 5.5025%,
12/1/06,
  LOC: Bank of Nova Scotia       2,280,000
2,280,000

Indiana - 1.4%
Frankfort Economic IDA Revenue VRDN, 5.25%,
1/1/23,
  LOC: Dai-Ichi Kangyo Bank      4,300,000
4,300,000
Health Facilities Financing Authority
Revenue VRDN,
  3.55%, 1/1/12, LOC: Comerica Bank
4,700,000       4,700,000Indianapolis MFH
Revenue VRDN, 3.45%, 12/20/33,
  LOC: National City Bank        4,500,000
4,500,000
Shelbyville IDA Revenue VRDN, 5.25%, 9/1/06,
  LOC: Industrial Bank of Japan  6,300,000
6,300,000
South Bend MFH Revenue VRDN, 4.00%, 10/1/09,
  LOC: FHLB-Indianapolis 4,420,0004,420,000


Iowa - 0.1%
Davenport IDA Revenue VRDN, 5.5025%,
12/1/06,
  LOC: Bank of Nova Scotia       1,600,000
1,600,000

Kentucky - 1.4%
Carroll County Solid Waste IDA Revenue VRDN,
4.05%, 5/1/27,
  LOC: Banco Bilbao Vizcaya      5,951,000
5,951,000
Glasgow IRB VRDN, 5.425%, 6/1/20,
  LOC: Bank of Tokyo-Mitsubishi, Ltd.4,400
,000 4,400,000
Hancock County IDA Revenue VRDN, 3.85%,
6/1/12,
  LOC: Chase Manhattan   4,340,0004,340,000
Hopkinsville IDA Revenue VRDN, 5.25%,
4/1/04,
  LOC: Dai-Ichi Kangyo Bank      8,500,000
8,500,000

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Louisiana - 2.3%
Caddo-Bossier Parishes Port Revenue VRDN,
     3.90%, 1/1/28,  LOC:
     First Regions Bank  $4,000,000$4,000,
000
New Orleans Levee District Revenue VRDN,
5.60%, 10/1/17, LOC: Fuji Bank, Ltd.
24,155,000     24,155,000
Public Facilities Authority Revenue VRDN,
  3.75%, 12/1/00, BPA: Banque
     National De Paris, MBIA Insured
7,700,000       7,700,000
  3.80%, 12/1/14, LOC: Regions Bank
2,775,000       2,775,000

Massachusetts - 0.3%
Hudson IDA Revenue VRDN, 4.375%, 10/1/13,
  LOC: FNB Boston        1,025,0001,025,000
State Industrial Finance Authority Revenue
VRDN,
  4.125%, 11/3/99, LOC: FNB Boston
350,000           350,000
  4.375%, 8/1/14, LOC: FNB Boston
4,500,000       4,500,000

Michigan - 2.1%
Monroe County Economic Development LO
Revenue VRDN,
  3.90%, 10/1/24, LOC: Barclays Bank, Plc.
1,200,000       1,200,000
Sault Sainte Marie Tribe Building Revenue
VRDN,3.65%, 6/1/03,
     LOC: First of America Bank, MI
4,520,000       4,520,000
State Hospital Authority Revenue VRDN,
3.30%, 12/1/03,
  LOC: Bear Stearns Capital Market,
     FSA Insured         11,970,00011,970,
000
State Strategic Fund Economic Development LO
Revenue VRDN,
  5.25%, 9/1/08, LOC: Dai-Ichi
     Kangyo Bank         6,800,0006,800,000
  5.70%, 11/1/09, LOC:
     Tokai Bank, Ltd.    8,200,0008,200,000
  3.90%, 9/1/30, LOC:
     Barclays Bank, Plc. 2,800,0002,800,000

Minnesota - 2.2%
Cloquet Industrial Facilities Revenue VRDN,
4.05%, 4/1/29,
  LOC: Credit Suisse     6,900,0006,900,000
Cottage Grove Pollution Control Board
Revenue VRDN,
  3.596%, 8/1/12, GA: 3M 1,100,0001,100,000
Duluth Economic Development Revenue VRDN,
4.00%, 6/1/19,
  LOC: Credit Local D France     2,400,000
2,400,000
Minneapolis Community Development Agency
Revenue VRDN,
  4.85%, 2/1/12, LOC: Sumitomo
     Bank, Ltd.          11,555,00011,555,
000
Minneapolis GO VRDN,
  3.50%, 12/1/05, BPA:
     Bayerische Vereinsbank     10,500,000
10,500,000
  3.50%, 12/1/06, BPA:
     Bayerische Vereinsbank      5,300,000
5,300,000

Mississippi - 0.3%
Business Financial Corp. IDA Revenue VRDN,
  4.05%, 6/1/06, LOC: Deposit Guaranty
3,675,000       3,675,000
  4.15%, 6/1/07, LOC: Deposit Guaranty
1,900,000       1,900,000

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Missouri - 1.4%
Kansas City MFH Revenue VRDN, 4.05%, 6/1/15,
  LOC: Huntington National Bank $6,530,000
$6,530,000
St. Louis IDA Revenue VRDN, 5.55%, 1/1/21,
  LOC: Banca Nazionale Del Lavoro
9,300,000       9,300,000
State IDA Revenue VRDN, 3.90%, 9/1/08,
  LOC: Morgan Guaranty Trust     4,000,000
4,000,000
State MFH Revenue VRDN, 3.90%, 12/25/30,
  LOC: Texas Commerce Bank       4,000,000
4,000,000

Nebraska - 0.2%
IDA Revenue VRDN, 5.25%, 12/1/04,
LOC: Sanwa Bank, Ltd.    4,000,0004,000,000

New Hampshire - 0.3%
State Business Finance Authority Revenue
VRDN, 3.80%, 12/1/17,
  LOC: Firstar Bank Milwaukee    5,500,000
5,500,000

New York - 6.8%
Long Island Power Authority Electric Revenue
VRDN,
      4.00%, 5/1/33, LOC:
      ABN Amro Bank      22,900,00022,900,
000
Municipal Securities Trust Certificates
Revenue VRDN,
  3.25%, 6/26/11, BPA: Bear Stearns
     Capital Market, FGIC Insured
27,600,000     27,600,000
  3.43%, 5/11/13, BPA: Bear Stearns
     Capital Market, AMBAC Insured
27,600,000     27,600,000
  3.48%, 9/1/27, LOC: Bear Stearns
     Capital Market, FSA Insured
10,000,000     10,000,000
New York City Water Authority
     Commercial Paper, 3.35%, 7/7/99
23,000,000     23,000,000
State Energy Development Authority Pollution
Control Revenue
  VRDN, 4.00%, 6/1/29, LOC:
     Morgan Guaranty Trust       4,335,000
4,335,000

Nevada - 0.2%
Henderson Public Improvement Trust Revenue
VRDN,
  3.40%, 12/1/21, LOC: NationsBank
2,900,000       2,900,000

Ohio - 0.6%
Cleveland Public Power System Revenue VRDN,
3.82%, 11/15/18
  BPA: Commerze Bank, AG,
     MBIA Insured        4,995,0004,995,000
Piqua IDA Revenue VRDN, 4.60%, 10/1/01,
     LOC: Sanwa Bank, Ltd.       5,800,000
5,800,000

Oklahoma - 1.0%
Cleveland MFH Revenue VRDN, 3.80%, 4/1/20,
  SURBD: Continental Casualty Co.
5,930,000       5,930,000
Housing Finance Authority Revenue VRDN,
4.45%, 12/1/05,
  C/LOC: Binghampton Savings Bank
5,900,000       5,900,000
Tulsa IDA Revenue VRDN, 3.60%, 11/1/14,
  LOC: St. John's Medical Center
5,000,000       5,000,000

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Pennsylvania - 4.6%
Chester County IDA Revenue VRDN, 3.80%,
4/1/17,
  LOC: Corestates        $3,110,000$3,110,
000
Delaware County Authority Revenue VRDN,
3.55%, 7/1/14,
  LOC: PNC Bank          8,500,0008,500,000
Delaware County IDA Revenue VRDN, 3.25%,
8/1/16,
  LOC: Toronto - Dominion        3,600,000
3,600,000
Montgomery County IDA Revenue VRDN, 3.75%,
12/1/13,
  LOC: PNC Bank          150,000   150,000
Municipal Securities Trust Certificates
Revenue VRDN,
  3.50%, 2/1/03, BPA: Bear Stearns
     Capital Market, AMBAC Insured
10,725,000     10,725,000
Philadelphia MFH Redevelopment Authority
Revenue VRDN,
  3.95%, 12/1/09, LOC:
     Marine Midland Bank 2,950,0002,950,000
Philadelphia Tax and Revenue
     Anticipation Notes, 4.80%, 6/30/00
46,700,000     47,038,108
West Cornwall Township Municipal Authority
Revenue VRDN,
  3.75%, 3/1/16, LOC: Corestates
1,710,000       1,710,000

Puerto Rico - 0.2%
Electric Power Authority GO VRDN, 3.41%,
7/1/22,
  BPA: Societe Generale  2,200,0002,200,000
Infrastructure Financing Authority Revenue
  VRDN, 3.54%, 7/1/28, BPA:
     Bank of America     500,000   500,000

South Carolina - 1.7%
Dorchester County IDA Revenue VRDN, 3.96%,
10/1/24,
  LOC: Bayerische Vereinsbank    5,100,000
5,100,000Orangeburg IDA Revenue VRDN,
4.375%, 6/1/08,
  LOC: FNB Boston        3,900,0003,900,000
     State MFH Authority Revenue VRDN,
3.85%, 7/1/07,
  SURBD: Continental Casualty Co.
6,000,000       6,000,000
     State Public Service Authority Revenue
VRDN, 3.85%, 1/1/25,
  BPA: Bayerische Hypobank,
     FGIC Insured        13,800,00013,800,
000

Tennessee - 6.6%
Coffee County IDA Revenue VRDN,
  5.45%, 12/1/01, LOC: Asahi Bank
9,000,000       9,000,000       4.40%, 5/1
/12, LOC: Barnett
     Bank of South Florida       2,520,000
2,520,000
     Memphis-Shelby County IDA Revenue VRDN,
3.70%, 3/1/24,
  LOC: National Bank of Commerce, TN
6,000,000       6,000,000
     Sevier County Public Building Authority
Revenue VRDN,
  3.65%, 6/1/05, BPA: KredietBank,
     AMBAC Insured       7,000,0007,000,000
     3.65%, 6/1/14, BPA: Landesbank Hessen-
     TH, AMBAC Insured   3,000,0003,000,000
     3.65%, 6/1/17, BPA: Landesbank Hessen-
TH,
     AMBAC Insured       5,000,0005,000,000
     3.65%, 6/1/18, BPA: Landesbank Hessen-
TH,
     AMBAC Insured       17,000,00017,000,
000
     3.35%, 6/1/19, BPA: KredietBank,
     AMBAC Insured       4,200,0004,200,000
     3.65%, 6/1/19, BPA: Landesbank Hessen-
TH,
     AMBAC Insured       25,000,00025,000,
000
     3.65%, 6/1/20, BPA: Bayerishe
Landesbank
     Girozentrale, AMBAC Insured
10,000,000     10,000,000
     3.65%, 6/1/21, BPA: Landesbank Hessen-
TH,
     AMBAC Insured       5,000,0005,000,000
     Shelby County Health Educational and
Housing Facilities Board
  Revenue VRDN, 3.95%, 7/1/22,
     LOC: NationsBank    5,000,0005,000,00
     Tennenergy Corp. Gas Revenue Bonds,
     4.00%, 6/1/00, MBIA Insured
14,035,000     14,116,078

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Texas - 11.0%
Austin Combined Utilities System Commercial
Paper,
     3.35%, 7/15/99, LOC:
     Morgan Guaranty Trust      $16,093,000
$16,093,000
     Austin Utilities Revenue VRDN, 3.30%,
12/1/04,
  LOC: Bear Stearns Capital Market,
     MBIA Insured        23,265,00023,265,
000
     Bexar County MFH Revenue
     VRDN, 4.00%, 5/1/30 3,710,0003,710,000
     Cleburne IDA Revenue VRDN, 3.90%,
2/1/04,
  LOC: National City Bank        1,550,000
1,550,000
Grand Prairie IDA Revenue VRDN, 3.45%,
12/1/06,
  LOC: PNC Bank, N.A.    1,000,0001,000,000
Harris County IDA Revenue VRDN,
  5.25%, 8/1/01, LOC: Bank of Tokyo-
     Mitsubishi, Ltd.    700,000   700,000
  5.25%, 8/1/01, LOC: Sakura Bank, Ltd.
1,200,000       1,200,000
  5.35%, 8/1/01, LOC: Bank of Tokyo-
     Mitsubishi, Ltd.    750,000   750,000
Harris County Health Facilities Development
Corp. VRDN,
  4.10%, 2/15/27, BPA: Morgan
     Guaranty Trust      56,770,00056,770,
000
Harris County MFH Revenue VRDN, 4.42%,
6/1/30,
  LOC: Heller Financial  5,500,0005,500,000
Tax and Revenue Anticipation Notes,
     4.50%, 8/31/99      74,300,00074,428,
352

Utah - 0.2%
University of Utah Revenue VRDN, 3.35%,
12/1/15,
  LOC: First Security Bank       4,185,000
4,185,000

Virginia - 0.0%
Henrico County IDA Revenue VRDN, 3.90%,
10/1/00,
  C/LOC: Bank of America,
     LOC: Tokai Bank, Ltd.         800,000
800,000

Washington - 0.8%
Grant County Public Utilities VRDN, 3.80%,
10/1/11,
  LOC: Southtrust Bank, AL       4,000,000
4,000,000
State Public Power Supply System Revenue
VRDN, 3.60%, 7/1/17,
  LOC: Bank of America   10,000,00010,000,
000

West Virginia - 0.2%
Harris County IDA Revenue VRDN, 3.65%,
6/1/14,
  LOC: Societe Generale  4,140,0004,140,000

Wisconsin - 1.0%
Eau Claire IDA Revenue VRDN, 3.80%, 5/1/07,
  LOC: Firstar Bank, Milwaukee   3,185,000
3,185,000
Germantown IDA Revenue VRDN, 3.80%, 5/1/17,
  LOC: Firstar Bank, Milwaukee  1,800,000
1,800,000
Grafton IDA Revenue VRDN, 3.90%, 12/1/17,
  LOC: Firstar Bank, Milwaukee  2,900,000
2,900,000
State Health & Educational Facilities
Authority Revenue VRDN,
  3.70%, 11/1/23, LOC:
     Firstar Bank, Milwaukee    8,200,000
8,200,000

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Other - 11.8%
ABN Amro Chicago Corp. LeaseTOPS Trust
Certificates,
  4.09%, 10/4/00, BPA: Lasalle Bank
$14,708,708   $14,708,708
  3.82%, 3/1/10, BPA: ABN Amro Bank,
     MBIA Insured        17,585,000 17,585
,000
Capital Realty Investors Tax Exempt
Certificates Revenue VRDN,
  3.90%, 2/1/04, BPA: UBS, AG   48,955,000
48,955,000
  3.90%, 12/1/04, BPA: UBS, AG  23,865,000
23,865,000
Lehman Brothers Pooled Trust Receipts VRDN,
3.90%, 7/1/12,
  BPA: Bank of America, LOC:
  Industrial Bank of Japan      18,200,000
18,200,000
Macon Pooled Trust Receipts VRDN, 3.72%,
12/5/20,
  BPA: Bank of America,
  AMBAC Insured          10,000,000 10,000
,000
Morgan Keegan Trust Receipts VRDN,
  3.92%, 12/9/99, LOC:
  Credit Local D France  2,995,000 2,995,000
3.80%, 6/1/06, BPA: National Westminster
Bank,
  FGIC Insured           32,929,000 32,929
,000
Municipal Securities Trust VRDN, 3.25%,
3/1/18,
  LOC: Bear Sterns Capital Market,
  FSA Insured            14,455,000 14,455
,000
Pitney Bowes Corporation LeaseTOPS Trust
Certificates VRDN,
  4.04%, 10/10/01, BPA:
  Pitney Bowes Credit, AMBAC Insured
16,687,660     16,687,660

TOTAL INVESTMENTS (Cost $1,771,978,992) -
104.4%  1,771,978,992
  Other assets and liabilities, net - (4.4%)
(75,048,083)
       Net Assets - 100.0%
$1,696,930,909


Net Assets Consist of:
Paid in capital applicable to the following
shares of beneficial interest,
  unlimited number of no par value shares
authorized:
     Class O: 1,324,377,929 shares
outstanding              $1,324,265,581
     Institutional Class: 341,602,737 shares
outstanding   341,599,914
     Class T: 31,022,776 shares outstanding
31,022,776
Undistributed net investment income (loss)
7,487
Accumulated net realized gain (loss) on
investments               35,151

       Net Assets               $1,696,930
,909

Net Asset Value Per Share
Class O (based on net assets of
$1,324,298,057)            $1.00
Institutional Class (based on net assets of
$341,608,913)              $1.00
Class T (based on net assets of $31,023,939)
$1.00

See notes to financial statements.

Limited-Term Portfolio
Statement Of Net Assets
June 30, 1999

                         Principal
Municipal Obligations - 110.1%      Amount
Value
Arizona - 0.4%
Glendale County IDA Revenue Bonds, 4.10%,
12/1/13,
  LOC: Dresdner Bank     $2,300,000 $2,273
,205

California - 24.7%
Community College Development Authority Tax
and Revenue
  Anticipation Notes, 4.00%, 9/29/00,
  FSA Insured            8,695,000 8,725,085
Fontana COPs VRDN, 5.00%, 7/1/21, LOC:
  Sumitomo Bank, Ltd.    7,000,000 7,000,000
Los Angeles County Schools COPs,
  3.35%, 9/30/99, FSA Insured   15,340,000
15,338,159
  4.00%, 9/29/00, LOC: National Westminster
Bank,
  FSA Insured            5,000,000 5,022,100
Public Works Board Lease Revenue Bonds,
  4.75%, 9/1/99          13,960,000 13,991
,968
Sacramento County Revenue VRDN, 3.55%,
9/30/99,
  BPA: Bank of New York  9,900,000 9,900,000
San Bernardino County MFH Revenue VRDN,
6.00%, 5/1/06,
  LOC: Sumitomo Bank, Ltd.      18,945,000
18,945,000
San Diego Local Government COPs,
  4.00%, 7/28/00         15,000,000 15,088
,950
San Diego Tax Anticipation Notes,
  4.25%, 9/29/00         25,000,000 25,158
,000
Statewide Community Development Authority
Revenue VRDN,
  3.35%, 9/30/99, FSA Insured   14,500,000
14,500,000

Colorado - 2.1%
Central City MFH Revenue VRDN, 3.90%,
12/25/30,
  LOC: Texas Commerce    200,000   200,000
Denver City & County Airport Revenue VRDN,
  7.00%, 11/15/99        10,750,00010,874,
378

Connecticut - 0.4%
Recovery Authority Revenue Bonds,
  5.60%, 11/15/99        1,945,0001,960,521

Florida - 1.7%
Capital Projects Financial Authority Revenue
VRDN, 3.65%, 8/1/17,
  BPA: Credit Suisse, FSA Insured
800,000           800,000
Miami Dade County School Board COPs, 5.00%,
8/1/01,
  FSA Insured            3,000,0003,053,340
Orange County Housing Financial Authority
Revenue VRDN,
  3.75%, 8/1/08, LOC: NationsBank
150,000           150,000
Palm Beach Housing Finance Authority Revenue
VRDN,
  5.037%, 3/1/22, INSUR:
  Fireman's Insurance Co.        4,750,000
4,750,000
Volusia County MFH Revenue VRDN,
  4.075%, 9/1/05, LOC: Amsouth Bank
170,000           170,000

Georgia - 0.2%
Tri-City Hospital Authority Revenue Bonds,
  5.25%, 7/1/99          1,000,0001,000,030

Guam - 0.4%
Government GO Bonds, 5.75%, 8/15/99
1,885,000       1,890,146

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Illinois - 1.3%
Berwyn GO Bonds, 7.00%, 11/15/10,
  MBIA Insured           $3,000,000$3,174,
330
Educational Facilities Authority Revenue
Bonds,
  4.75%, 9/1/00          1,770,0001,786,992
Housing Development Authority Revenue VRDN,
5.25%, 2/1/24,
  LOC: Sumitomo Bank, Ltd.       2,200,000
2,200,000

Indiana - 0.3%
Shelbyville Economic Development Revenue
VRDN, 5.25%, 9/1/06,
  LOC: Industrial Bank of Japan  1,700,000
1,700,000

Louisiana - 0.3%
St. Tammany Parish Hospital Services Revenue
Bonds,
  5.00%, 7/1/99          1,760,0001,760,070

Maine - 0.5%
Finance Authority MFH Revenue VRDN, 5.25%,
9/1/18,
  LOC: Sakura Bank       2,935,0002,941,075

Maryland - 3.5%
Baltimore Revenue Bonds, The Zamoiski
Company Project,
  6.061%, 12/1/09        7,110,1707,110,170
Health and Higher Educational Facilities
Authority Revenue Bonds,
  5.50%, 7/1/99          2,855,0002,855,171
Montgomery County Economic Development
Bonds, 5.25%, 11/1/09,
  LOC: FNB of Maryland   850,000   851,675
State and Local Facilities GO Bonds,
  5.00%, 3/1/00          8,000,0008,091,760

Massachusetts - 1.1%
Municipal Wholesale Electric Power Company
Revenue Bonds,
  6.25%, 7/1/99          6,025,0006,025,422

Michigan - 1.1%
Building Authority Revenue Bonds, 4.25%,
  10/15/00                       3,915,000
3,942,092
Housing Development Authority LO Revenue
VRDN,
  5.00%, 10/1/11         995,000   993,119
Housing Development Authority Revenue Bonds,
6.00%, 10/1/11,
  (Escrowed in U.S. Treasury Obligations)2
70,000 270,467
Strategic LO Revenue VRDN, 5.70%, 11/1/09,
  LOC: Tokai Bank Ltd.   800,000   800,000

Minnesota - 2.5%
Edina MFH Revenue VRDN, 5.00%, 7/1/25
6,340,000       6,340,254
St. Paul Port Authority Revenue VRDN,
  4.40%, 7/1/12          7,165,0007,164,785

Mississippi - 3.2%
Highway Revenue Bonds, 4.50%, 6/1/01
17,370,000     17,510,176

Nebraska - 0.5%
University of Nebraska Facilities Corp.
Revenue Bonds,
  4.25%, 7/15/00         2,525,0002,544,518

Nevada - 3.6%
Housing Division Revenue VRDN, 5.50%,
10/1/20,
  LOC: Sumitomo Bank, Ltd.      19,500,000
19,500,000

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
New Hampshire - 0.0%
Higher Education & Health Revenue Bonds,
7.50%, 12/1/00,
  FGIC Insured           $75,000   $75,212

New Jersey - 0.9%
State Turnpike Authority Revenue Bonds,
  5.60%, 1/1/00          5,000,0005,051,600

New York - 24.8%
Dormitory Authority Revenue Bonds,
  5.00%, 2/15/00         3,460,0003,493,700
  5.00%, 2/15/01         3,865,0003,907,747
Long Island Power Authority Revenue Bonds,
  4.25%, 4/1/01          25,670,00025,664,
353
Nassau County GO Bonds, 5.125%, 3/1/00,
  AMBAC Insured          4,330,0004,381,224
New York City GO Bonds,
  5.25%, 8/1/99          2,900,0002,904,505
  4.25%, 8/1/00          9,005,0009,070,466
  5.00%, 8/1/01          2,000,0002,031,160
New York City IDA Revenue VRDN, 4.00%,
1/1/24,
  BPA: Bank of New York  18,085,00018,085,
000
New York City Municipal Water and Sewer
System Revenue
  VRDN, 3.75%, 6/15/29, BPA:
  Bank of New York       16,500,00016,500,
000
Port Authority New York and New Jersey,
Special Obligation
  Revenue Bonds, 6.25%, 10/1/99  2,700,000
2,714,418
State COPs Revenue Bonds,
  4.75%, 2/1/00          13,915,00014,018,
110
  4.75%, 2/1/01          13,635,00013,735,
899
  4.00%, 3/1/01          5,830,0005,804,640
  4.25%, 9/1/01          8,465,0008,459,328
Thruway Authority Highway and Bridge Revenue
Bonds,
  4.75%, 4/1/00, AMBAC Insured   3,675,000
3,714,396

Ohio - 2.2%
Lorraine County Hospital Revenue Bonds,
  5.00%, 9/1/99          2,000,0002,005,360
Water Development Authority Revenue VRDN,
  4.25%, 6/1/33          10,000,0009,926,800

Pennsylvania - 1.6%
Northeastern Hospital Authority Revenue
VRDN, 7.65%, 7/1/10,
  (Prerefunded 7/1/99 @ 102)     3,590,000
3,662,195
Philadelphia Airport Revenue Bonds,
  5.25%, 6/15/00, FGIC Insured   3,690,000
3,747,453
Philadelphia Hospitals & Higher Education
Revenue Bonds,
  5.35%, 7/1/99          1,335,0001,335,067

Puerto Rico - 5.3%
Commonwealth GO Bonds, 5.50%, 7/1/99
10,200,000     10,200,510
Commonwealth Highway and Transportation
Authority Revenue
  Bonds, 4.25%, 7/1/00   12,490,00012,583,
925
Commonwealth Highway and Transportation
Authority Revenue
  Bonds, 3.85%, 7/1/10   6,000,0006,000,000

South Carolina - 0.6%
Education Assistance Revenue Bonds,
  4.75%, 9/1/01          3,375,0003,409,155

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Tennessee - 0.9%
Knox County Health Educational Hospital
Facility Revenue Bonds,
  7.00%, 1/1/15, MBIA Insured   $4,450,000
$4,618,077

Texas - 10.8%
Brazos River Authority Revenue Bonds,
  4.15%, 6/1/30          35,000,00034,966,
750
Harris County IDA Revenue VRDN,
  5.25%, 8/1/01, LOC:
  Bank of Tokyo, Mitsubishi      3,250,000
3,250,000
  5.25%, 8/1/01, LOC: Sakura Bank
300,000           300,000
Tax and Revenue Anticipation Notes,
  4.50%, 8/31/99         20,000,00020,032,
200

Vermont - 5.8%
Student Assistance Corp. Promissory Notes,
  3.75%, 12/15/99        6,705,0006,705,000
  6.50%, 6/15/00, AMBAC Insured  2,000,000
2,051,800
  4.10%, 12/15/00        10,855,00010,826,
126
  4.55%, 12/15/00        11,830,00011,935,
642

Virginia - 3.0%
Fairfax County Public Improvement GO Bonds,
  4.00%, 6/1/00          10,550,00010,608,
764
Public School Authority Revenue Bonds,
  4.25%, 8/1/99          5,520,0005,524,030

Virgin Islands - 0.2%
Virgin Islands Public Finance Authority
Revenue Bonds,
  5.00%, 10/1/00         1,000,0001,012,640

Washington - 0.9%
Public Power Supply Revenue Bonds,
  4.50%, 7/1/99          1,935,000 1,935,058
  7.30%, 7/1/00          3,000,000 3,106,170

Wisconsin - 2.6%
De Pere IDA Revenue VRDN, 4.20%, 6/1/2910,
000,000         9,986,100
GO Bonds, 5.10%, 5/1/01  4,000,000 4,061,840

Wyoming - 1.6%
Housing Development Revenue Bonds,
   3.75%, 6/1/01         8,600,000 8,560,440

Other - 1.1%
Fort Mojave Indian Tribe of Arizona,
California and Nevada Public
  Facilities Combined LO and Revenue Bonds
Adjustable Rate
  and Tender Series A of 1993,
  10.75%, 12/1/18        3,880,180 3,880,180
Lehman Brothers Pooled Trust Receipts,
3.90%, 7/1/12,
  BPA: Bank of America,
  LOC: Industrial Bank of Japan 2,300,000
2,300,000


  TOTAL INVESTMENTS (Cost $596,429,902) -
110.1% 596,495,998
  Payable for investments purchased - (9.9%)
(54,065,189)
  Other assets and liabilities, net - (0.2%)
(842,134)
       Net Assets - 100.0%
$541,588,675

Net Assets Consist of:
Paid in capital applicable to 50,776,973
shares of beneficial interest,
  unlimited number of no par value shares
authorized               $541,378,658
Undistributed net investment income (loss)
107,866
Accumulated realized gain (loss) on
investments               36,055
Net unrealized appreciation (depreciation)
on investments            66,096

     Net Assets                 $541,588,675

     Net Asset Value Per Share
$10.67

See notes to financial statements.

Long-Term Portfolio
Statement of Net assets
June 30, 1999

                         Principal
Municipal Obligations - 98.7%       Amount
Value
Arizona - 7.5%
Maricopa County School District 69 GO Bonds,
6.25%, 7/1/14,
  FSA Insured            $2,000,000 $2,216
,880
Tucson GO Bonds, 5.50%, 7/1/18  2,000,000
2,057,220

California - 1.9%
Los Angeles Unified School District GO
Bonds, 6.00%, 7/1/15,
  FGIC Insured           1,000,000 1,089,610

Colorado - 3.5%
Central City MFH Revenue VRDN, 3.90%,
12/25/30,
  LOC: Texas Commerce    2,000,000 2,000,000

Florida - 7.8%
Dade County GO Bonds, 7.75%, 10/1/18,
  AMBAC Insured          2,000,000 2,589,440
Dade County IDA Revenue Bonds,
  8.00%, 6/1/22          1,700,000 1,846,353

Georgia - 7.0%
Atlanta Water and Wastewater Revenue Bonds,
5.50%, 11/1/22,
  FGIC Insured           2,000,000 2,050,340
GO Bonds, 5.00%, 7/1/14  2,000,000 1,961,840

Illinois - 5.2%
Housing Development Authority VRDN, 5.35%,
2/1/24,
  LOC: Sumitomo Bank Ltd.       2,990,000
2,990,000

Kentucky - 1.8%
IDA Revenue VRDN, 3.55%, 2/1/08, LOC:
  National City Bank     1,000,000 1,000,000

Louisiana - 3.2%
Public Facility Authority MFH Revenue Bonds,
  7.00%, 6/1/24          1,660,000 1,798,311

Maryland - 4.1%
Cambridge Economic Development Revenue
Bonds,
   8.50%, 4/1/14         2,100,000 2,335,578

Massachusetts - 10.8%
Bay Transportation Authority Revenue Bonds,
5.50%, 3/1/15,
  MBIA Insured           2,500,000 2,582,225
GO Bonds, 5.25%, 8/1/18  2,000,000 1,995,120
Water Resource Authority Revenue Bonds,
5.50%,
  8/1/15, FSA Insured    1,500,000 1,550,220

Michigan - 1.8%
State Trunk Line Revenue Bonds,
  5.50%, 11/1/18         1,000,000 1,023,930

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
New York - 4.8%
New York and New Jersey Port Authority,
Consolidated Revenue
  Bonds, 6.125%, 6/1/2094       $2,500,000
$2,750,200

North Carolina - 3.2%
Community Health Care Facility-Duke
University Revenue Bonds,
  4.75%, 6/1/21          1,000,000 893,400
Eastern Municipal Power Agency Revenue
Bonds,
  4.50%, 1/1/24          1,040,000 935,938

Ohio - 3.2%
State Turnpike Commission Revenue Bonds,
5.50%, 2/15/26,
  FGIC Insured           1,800,000 1,843,146

Puerto Rico - 8.5%
Commonwealth Highway and Transportation
Authority
  Revenue Bonds, 6.00%,
  7/1/18, MBIA Insured   2,000,000 2,181,520
Commonwealth Highway and Transportation
Authority
  Revenue Bonds, 4.75%, 7/1/38  3,000,000
2,648,880

Rhode Island - 1.0%
Port Authority & Economic Development Corp.
Airport Revenue
  Bonds, Series A, 7.00%, 7/1/14,
  FSA Insured            500,000   579,300

Tennessee - 3.9%
Coffee County IDA Revenue VRDN, 4.40%,
5/1/12,
  LOC: Barnett Bank of South Florida
2,200,000       2,200,000

Texas - 3.7%
Tarrant County Health Facilities Development
Corp. Revenue Bonds,
  Taxes Health Resources, 5.75%, 2/15/15,
   MBIA Insured          2,000,000 2,096,860

Vermont - 3.2%
Education & Health Buildings Financing
Agency Revenue Bonds,
  5.00%, 11/1/38,        2,000,000 1,818,760

Virginia - 2.5%
Fairfax County Water Authority Revenue
Bonds,
  5.00%, 4/1/21          1,500,000 1,438,440

Washington - 4.3%
Central Puget Sound Regional Transportation
Authority
  Revenue Bonds, 5.25%, 2/1/21,
  FGIC Insured           2,500,000 2,458,675

Other - 5.8%
Lehman Brothers Pooled Trust Receipts VRDN,
3.90%, 7/1/12,
  BPA: Bank of America, LOC:
  Industrial Bank of Japan      3,300,000
3,300,000

  Total Municipal Obligations (Cost
$56,823,371)             56,232,186

Options Purchased - 0.1% Contracts   Value
Put Options on September U.S. Treasury Bond
Futures, Expiration
  8/20/99, Strike price 114           100
$75,000

     Total Options (Premium $72,875)
75,000


TOTAL INVESTMENTS
(Cost and Premium $56,896,246) - 98.8%
56,307,186
    Other assets and liabilities, net - 1.2%
661,453
    Net Assets - 100.0%         $56,968,639

Net Assets Consist of:
Paid in capital applicable to the following
3,545,837 shares of
  beneficial interest, unlimited number of
no par value
  shares authorized             $57,152,702
Undistributed net investment income (loss)
5,673
Accumulated net realized gain (loss) on
investments              399,324
Net unrealized appreciation (depreciation)
on investments           (589,060)

       Net Assets               $56,968,639

       Net Asset Value Per Share
$16.07
Explanation of Guarantees:
BPA: Bond-Purchase Agreement    IA: Invest
ment Agreement
C/LOC: Collateralized LOC       LOC: Letter
of Credit
CONF: Confirming Letter of Credit
SURBD: Surety Bond
GA: Guaranty Agreement   TOA: Tender Option
Agreement
GIC: Guaranteed Investment Contract

Abbreviations:
AMBAC: American Municipal Bond Assurance
Corp
IRB: Industrial Building Authority
COPs: Certificates of Participation
LO: Limited Obligation
FGIC: Financial Guaranty Insurance Company
MBIA: Municipal Bond Insurance Association
GFC: Governmental Financing Commission
MFH: Multi-Family Housing
GO: General Obligation
VRDN: Variable Rate Demand Notes
IDA: Industrial Development Authority

Certain securities have optional or
mandatory tender features which give them a shorter effective maturity date.

See notes to financial statements.

Statements of Operations
six months ended june 30, 1999

             Money MarketLimited-TermLong-
Term
Net Investment IncomePortfolioPortfolioPor
tfolio
Investment Income
  Interest income$28,659,655$11,278,897$1,
461,676

Expenses
  Investment advisory fee1,608,6931,606,303
173,413
  Transfer agency fees
 and expenses     992,843168,073    18,608
  Distribution Plan expenses:
     Class A         ----   ----    31,142
     Class T        7,784   ----      ----
  Trustees' fees and expenses69,629 23,341
2,521
  Administrative fees:
     Class O    1,772,845 19,976     1,319
Institutional Class69,770   ----      ----
     Class T        8,095   ----      ----
  Accounting fees  30,381 22,660     7,384
  Custodian fees   77,132 26,537     1,125
  Registration fees32,971 14,756     9,432
  Reports to shareholders153,475    29,249
4,321
  Professional fees31,640 10,849     1,141
  Miscellaneous    86,404 19,612     2,771
       Total expenses4,941,6621,941,356253
,177
       Fees paid indirectly(118,481)(52,276)
(7,676)
       Net expenses4,823,1811,889,080245,501

     Net Investment Income23,836,4749,389,
817  1,216,175

Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on securities35,151
36,055 401,200
Change in unrealized
appreciation or (depreciation)----(2,466,2
04)  (2,810,650)

     Net Realized and Unrealized
     Gain (Loss) on Investments----(2,430,
149) (2,409,450)

     Increase (Decrease) in Net Assets
     Resulting from
  Operations  $23,871,625$6,959,668($1,193
,275)
See notes to financial statements.

Money Market Portfolio
Statements of Changes in Net Assets

                         Six Months EndedY
ear Ended
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $23,836,474$50,55
2,253
  Net realized gain (loss)          35,151
203,276

  Increase (Decrease) in Net Assets
  Resulting from Operations     23,871,625
50,755,529

Distributions to shareholders from
  Net investment income:
  Class O shares         (19,469,608)(44,4
84,980)
  Institutional Class shares    (4,532,699)
(6,074,676)
  Class T shares         (86,040)     ----
  Total distributions     (24,088,347)(50,
559,656)

Capital share transactions:
  Shares sold:
     Class O shares      950,398,8461,893,
035,372
     Institutional Class shares 1,762,008,
451  2,253,311,523
     Class T shares      47,386,432   ----
  Reinvestment of distributions:
     Class O shares      18,979,61443,565,
798
     Institutional Class shares  2,443,868
3,808,687
     Class T Shares       83,052
  Shares redeemed:
     Class O shares      (1,000,203,955)(1
,986,801,809)
     Institutional Class shares (1,669,790
,498)  (2,061,263,513)
     Class T shares      (16,446,708) ----
       Total capital share transactions
94,859,102    145,656,058

Total Increase (Decrease) in Net Assets
94,642,380    145,851,931

Net Assets
Beginning of period      1,602,288,5291,45
6,436,598
End of period (including undistributed net investment income of $7,487 and $259,360, respectively)
$1,696,930,909$1,602,288,529

                         Six Months EndedY
ear Ended
                         June 30,December
31,
Capital Share Activity      1999      1998
Shares sold:
  Class O shares         950,398,8461,893,
035,372
  Institutional Class shares    1,762,008,
451  2,253,311,523
  Class T shares         47,386,432   ----
Reinvestment of distributions:
  Class O shares         18,979,61443,565,
798
  Institutional Class shares     2,443,868
3,808,687
  Class T shares          83,052      ----
Shares redeemed:
  Class O shares         (1,000,203,955)(1
,986,801,809)
  Institutional Class shares    (1,669,790
,498)  (2,061,263,513)
  Class T shares         (16,446,708) ----
     Total capital share activity
94,859,102    145,656,058

See notes to financial statements.

Limited-Term Portfolio
Statements of Changes in Net Assets

                         Six Months EndedY
ear Ended
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $9,389,817$18,873
,747
  Net realized gain (loss)          36,055
190,601
  Change in unrealized
  appreciation or (depreciation)
(2,466,204)       614,093

       Increase (Decrease) in Net Assets
       Resulting from Operations
6,959,668      19,678,441

Distributions to shareholders from:
  Net investment income  (9,369,153)(18,87
5,335)
  Net realized gain on investments
(20,908)         (73,203)
     Total distributions (9,390,061)(18,94
8,538)

Capital share transactions:
  Shares sold            140,924,663321,42
0,461
  Reinvestment of distributions:
7,902,948      15,624,101
  Shares redeemed        (152,020,623)(280
,742,089)
     Total capital share transactions
(3,193,012)    56,302,473

Total Increase (Decrease) in Net Assets
(5,623,405)    57,032,376

Net Assets
Beginning of period      547,212,080490,17
9,704
End of period (including undistributed net investment income of $107,866 and $87,202, respectively)$541,588,675$547,212,080

Capital Share Activity
Shares sold                     13,159,544
30,000,403
Reinvestment of distributions      739,379
1,460,415
Shares redeemed          (14,195,113)(26,1
96,065)
  Total capital share activity   (296,190)
5,264,753

See notes to financial statements.

Long-Term Portfolio
Statements of Changes in Net Assets

                         Six Months EndedY
ear Ended
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $1,216,175$2,532,
798
  Net realized gain (loss)         401,200
1,608,740
  Change in unrealized
  appreciation or (depreciation)
(2,810,650)   (1,389,917)

       Increase (Decrease) in Net Assets
       Resulting from Operations
(1,193,275)     2,751,621

Distributions to shareholders from:
  Net investment income  (1,215,208)(2,569
,096)
  Net realized gain on investments
(245,663)     (1,694,387)
     Total distributions (1,460,871)(4,263
,483)

Capital share transactions:
  Shares sold            7,153,00315,227,311
  Reinvestment of distributions  1,242,091
3,601,187
  Shares redeemed        (6,449,756)(10,60
4,794)
     Total capital share transactions
1,945,338       8,223,704

Total Increase (Decrease) in Net Assets
(708,808)       6,711,842

Net Assets
Beginning of period      57,677,44750,965,
605
End of period (including undistributed net
investment
income of $5,673 and $4,706, respectively)
$56,968,639   $57,677,447

Capital Share Activity
Shares sold                        428,704
884,903
Reinvestment of distributions       74,977
211,682
Shares redeemed          (388,789)(615,866)
  Total capital share activity     114,892
480,719
See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies
General: Calvert Tax-Free Reserves (the
"Fund") is registered under the Investment
Company Act of 1940 as as an open-end
management investment company. The Fund is comprised of five separate portfolios, three of which are reported herein; Money Market, Limited-
Term and Long-Term. Money Market and Limited-
Term are registered as diversified
portfolios and Long-Term as a non-
diversified portfolio. The operations of each portfolio are accounted for separately.
Each Portfolio offers shares of beneficial interest. Money Market Class O and
Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O Shares. Shares of Limited-Term and Long-Term are sold with a maximum front-end sales charge of 1.00% and 3.75%, respectively.
Effective March 1, 1999, Money Market began to offer Class T Shares. Class T shares are sold to investors with brokerage accounts at The Advisors
Group, Inc. Class T Shares are sold without a sales charge. Security
Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price. All securities for Money Market are valued at amortized cost which approximates market. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.
Options: Long-Term may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: Long-Term may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value.
Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and
Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank.
Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for
federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.
Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia
Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated
Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

                    First   Next      Over
             $500 Million$500 Million$1 Bi
llion
Money Market         .25%   .20%      .15%
Limited-Term         .60%   .50%      .40%
Long-Term                   .60%      .50%
 .40%

Under the terms of the agreement, $469,255, $310,730, and $35,669 were payable at period end for Money Market, Limited-Term and Long-
Term, respectively.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O, Class T and
Institutional Class of Money Market pay
annual rates of .26%, .26%
and .05%, respectively, based on their
average daily net assets. The remaining
portfolios of the Fund pay monthly an annual fee, of $80,000, which is allocated between the Portfolios based on their relative net assets. Under the terms of the agreement, $304,670 and $3,357 were payable at period end for Money Market and Limited-Term, respectively.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.
Distribution Plans, adopted by Class T of
Money Market and  Long-Term, allow the
Portfolio to pay the distributor for
expenses and services associated
with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .25% on Class T of Money Market and .35% on Long-Term.
The Distributor paid $2,335 in addition to the commissions charged on sales of Limited-Term. The Distributor received
$9,592 as its portion of commissions charged on sales of Long-Term. Under the terms of the agreement, $6,268 and $4,279 were payable at period end for Money Market and Long-Term, respectively.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund.
For its services, CSSI received fees of
$543,527, $21,403, and $2,250 for the six
months ended June 30, 1999 for Money Market,
Limited-Term and Long-Term, respectively.
Under the terms of the agreement, $82,341, $3,123, and $365 were payable at period end for Money Market, Limited-Term and Long-
Term, respectively. National Financial Data
Services, Inc., is the transfer and dividend disbursing agent.
Each Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.
Note C -- Investment Activity
During the period, purchases and sales of investments, other than short-term securities, were:

                         Limited-TermLong-
term
Purchases                       $127,545,210
$19,802,668
Sales                           78,575,050
20,730,017

Money Market held only short-term
investments.

The cost of investments owned at June 30, 1999 was substantially the same for federal income tax and financial reporting purposes for each Portfolio.
The following table presents the components of net unrealized appreciation
(depreciation) as of June 30, 1999:

             Money MarketLimited-TermLong-
Term
Unrealized appreciation--$722,318 $986,290
Unrealized depreciation--656,222 1,575,350
  Net                         --   $66,096
($589,060)


As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.
Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only.
Borrowings under this facility bear interest at the overnight Federal Funds Rate plus
 .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The
Fund had no loans outstanding pursuant to this line of credit at June 30, 1999.

Money Market Portfolio
Financial Highlights

                         Periods Ended
                 June 30,December 31,Decem
ber 31,
Class 0 Shares       1999   1998      1997
Net asset value, beginning $1.00     $1.00
$1.00
Income from investment operations
  Net investment income.014 .032      .033
Distributions from
  Net investment income(.014)(.032) (.033)
Net asset value, ending$1.00$1.00    $1.00

Total return*              1.43%     3.22%
3.38%
Ratios to average net assets:
  Net investment income2.82% (a)     3.17%
3.32%
  Total expenses +.66% (a)  .65%      .65%
  Net expenses   .64% (a)   .64%      .64%
Net assets, ending (in thousands)$1,324,298
$1,355,322     $1,405,350
Number of shares outstanding,
  ending (in thousands)1,324,338 1,355,203
1,405,404





                         Years Ended
             December 31,December 31,Decem
ber 31,
Class O Shares       1996   1995      1994
Net asset value, beginning $1.00     $1.00
$1.00
Income from investment operations
  Net investment income.033 .040      .028
Distributions from
  Net investment income(.033)(.040) (.028)
Net asset value, ending$1.00$1.00    $1.00

Total return*              3.33%     4.02%
2.81%
Ratios to average net assets:
  Net investment income3.28%3.93%    2.75%
  Total expenses +   .65%   .62%        --
  Net expenses       .64%   .61%      .62%
Net assets, ending (in thousands)$1,550,731
$1,740,839     $1,344,595
Number of shares outstanding,
  ending (in thousands)1,550,724 1,740,948
1,344,668

Money Market Portfolio
Financial Highlights

                         Periods Ended
                 June 30,December 31,Decem
ber 31,
Institutional Class/MMP++   1999      1998
1997
Net asset value, beginning $1.00     $1.00
$1.00
Income from investment operations
  Net investment income.016 .035      .031
Distributions from
  Net investment income(.016)(.035) (.031)
Net asset value, ending$1.00$1.00    $1.00

Total return*              1.60%     3.58%
3.12%
Ratios to average net assets:
  Net investment income3.23% (a)     3.54%
3.37%
  Total expenses +.31% (a)  .30%      .63%
  Net expenses   .30% (a)   .29%      .62%
  Expenses reimbursed----     --    (.04%)
Net assets, ending (in thousands) $341,608
$246,967          $51,087
Number of shares outstanding,
  ending (in thousands)341,602246,94151,084


  Periods Ended
                         December 31,Decem
ber 31,
Institutional Class/MMP++             1996
1995^
Net asset value, beginning           $1.00
$1.00
Income from investment operations
  Net investment income     .030      .008
Distributions from
  Net investment income   (.030)    (.008)
Net asset value, ending    $1.00     $1.00

Total return*                        2.68%
 .79%
Ratios to average net assets:
  Net investment income    2.65%  3.19%(a)
  Total expenses +         1.29%  1.35%(a)
  Net expenses             1.28%  1.34%(a)
Net assets, ending (in thousands)
$33,160           $41,736
Number of shares outstanding,
  ending (in thousands)   33,153    41,732

Money Market Portfolio
Financial Highlights


                                Period Ended
                                  June 30,
Class T Shares                      1999^^
Net asset value, beginning
$1.00
Income from investment operations
  Net investment income               .010
Distributions from
  Net investment income             (.010)
Net asset value, ending              $1.00

Total return*
 .95%
Ratios to average net assets:
  Net investment income          2.81% (a)
  Total expenses +                .76% (a)
  Net expenses                    .75% (a)
Net assets, ending (in thousands)
$31,024
Number of shares outstanding,
  ending (in thousands)             31,023

Limited-Term Portfolio
Financial Highlights

  Periods Ended
                 June 30,December 31,Decem
ber 31,
                     1999   1998      1997
Net asset value, beginning$10.71    $10.70
$10.69
Income from investment operations
  Net investment income.18   .40       .42
  Net realized and unrealized
  gain (loss)       (.04)    .01       .01
     Total from investment
  operations          .14    .41       .43
Distributions from
  Net investment income(.18)(.40)    (.42)
  Net realized gains ----   ----      ----
     Total distributions(.18)(.40)   (.42)
Total increase (decrease) in net asset
  value                    (.04)       .01
 .01
Net asset value, ending$10.67$10.71 $10.70

Total return*              1.35%     3.87%
4.07%
Ratios to average net assets:
  Net investment income3.46% (a)     3.70%
3.91%
  Total expenses +.71% (a)  .71%      .70%
  Net expenses   .70% (a)   .70%      .69%
Portfolio turnover   25%     45%       52%
Net assets, ending (in thousands) $541,589
$547,212         $490,180
Number of shares outstanding,
  ending (in thousands)50,77751,073 45,808


  Years Ended
             December 31,December 31,Decem
ber 31,
                     1996   1995      1994
Net asset value, beginning$10.72    $10.59
$10.72
Income from investment operations
  Net investment income.44   .45       .39
  Net realized and unrealized
  gain (loss)       (.03)    .13     (.13)
     Total from investment
  operations          .41    .58       .26
Distributions from
  Net investment income(.44)(.45)    (.39)
Total increase (decrease) in net
  asset value       (.03)    .13     (.13)
Net asset value, ending$10.69$10.72 $10.59

Total return*              3.94%     5.55%
2.42%
Ratios to average net assets:
  Net investment income4.12%4.21%    3.60%
  Total expenses +   .71%   .71%        --
  Net expenses       .70%   .70%      .66%
Portfolio turnover    45%    33%       27%
Net assets, ending (in thousands) $512,342
$457,707         $544,822
Number of shares outstanding,
  ending (in thousands)47,92242,690 51,424

Long-Term Portfolio
Financial Highlights

  Periods Ended
                 June 30,December 31,Decem
ber 31,
                     1999   1998      1997
Net asset value, beginning$16.81    $17.28
$16.81
Income from investment operations
  Net investment income.35   .78       .87
  Net realized and unrealized
  gain (loss)       (.67)    .06       .50
     Total from investment
  operations        (.32)    .84      1.37
Distributions from
  Net investment income(.35)(.80)    (.87)
  Net realized gains(.07)  (.51)     (.03)
     Total distributions(.42)(1.31)  (.90)
Total increase (decrease) in net asset
  value                    (.74)     (.47)
 .47
Net asset value, ending$16.07$16.81 $17.28

Total return *    (1.96%)  5.01%     8.41%
Ratios to average net assets:
  Net investment income4.21%(a)4.58% 5.16%
  Total expenses +.88%(a)   .87%      .87%
  Net expenses    .85%(a)   .84%      .85%
Portfolio turnover    41%    72%       41%
Net assets, ending (in thousands)  $56,969
$57,677           $50,966
Number of shares outstanding,
  ending (in thousands)3,5463,431    2,950

  Years Ended
             December 31,December 31,Decem
ber 31,
                     1996   1995      1994
Net asset value, beginning$17.31    $15.83
$17.15
Income from investment operations
  Net investment income.93   .95       .93
  Net realized and unrealized
  gain (loss)       (.46)   1.53    (1.33)
     Total from investments  .47      2.48
(.40)
Distributions from
  Net investment income(.95)(.91)    (.92)
  Net realized gains(.02)  (.09)        --
     Total distributions(.97)(1.00)  (.92)
Total increase (decrease) in net
  asset value       (.50)   1.48    (1.32)
Net asset value, ending$16.81$17.31 $15.83

Total return *      2.89% 16.05%   (2.30%)
Ratios to average net assets:
  Net investment income5.50%5.71%    5.73%
  Total expenses +   .89%   .87%        --
  Net expenses       .86%   .85%      .81%
Portfolio turnover    41%    58%       98%
Net assets, ending (in thousands)  $52,945
$57,359           $47,267
Number of shares outstanding,
  ending (in thousands)3,1493,314    2,985

(a)  Annualized
* Total return is not annualized for periods
less than one year and does not reflect
deduction of Class A front-end sales charge.
+ Effective December 31, 1995, this ratio
reflects total expenses before reduction for
fees paid indirectly; such reductions are
included in the ratio of net expenses. Total
expenses are presented net of expense
waivers and reimbursements.
^ From October 2, 1995 inception.
^^ From March 1, 1999 inception.
++   On August 1, 1997, Class MMP changed
its name and was converted to the
Institutional Class, with a lower expected expense ratio. See notes to financial statements.

A special meeting of shareholders was
scheduled for February 24, 1999. There were several proposals voted upon at the meeting.
A brief description of each proposal and the number of votes received for, against, and votes to abstain is shown below. All proposals were passed.

Proposal 1 - To elect the Board of Trustees.
             Money Market       Limited-Term
Nominees              ForAgainst       For
Against
Richard L. Baird, Jr.687,316,584  170,308,
761  28,946,843 3,413,009
Frank H. Blatz, Jr.716,887,895140,737,4502
8,974,514       3,385,338
Frederick T. Borts712,906,245144,719,10028
,947,869        3,411,983
Charles E. Diehl715,297,621142,327,72428,9
81,574 3,378,278
Douglas E. Feldman713,527,879  144,097,466
29,012,979      3,346,873
Peter W. Gavian717,742,438139,882,90729,03
3,197  3,326,655
John G. Guffey, Jr.700,495,332157,130,0132
9,354,278       3,005,574
Barbara J. Krumsiek718,008,732  139,616,613
29,786,367      2,573,485
M. Charito Kruvant717,588,557  140,036,788
29,776,783      2,583,069
Arthur J. Pugh717,702,207139,923,13829,777
,881 2,581,971
David R. Rochat717,944,633139,680,71229,78
3,140  2,576,712
D. Wayne Silby716,652,898140,972,44729,769
,763 2,590,089

                         Long-Term
Nominees                     For   Against
Richard L. Baird, Jr.2,125,17481,718
Frank H. Blatz, Jr.2,124,88382,009
Frederick T. Borts2,118,81688,076
Charles E. Diehl2,113,558 93,334
Douglas E. Feldman2,120,98785,905
Peter W. Gavian 2,123,387 83,505
John G. Guffey, Jr.2,079,577127,315
Barbara J. Krumsiek2,122,59284,300
M. Charito Kruvant2,120,81186,081
Arthur J. Pugh  2,116,841 90,051
David R. Rochat 2,126,664 80,228
D. Wayne Silby  2,126,664 80,228

Proposal 2 - To approve amended fundamental investment restrictions to: (a) delete restrictions that are no longer required to be fundamental due to changes in state laws or which otherwise need not be fundamental;
and (b) to revise the language of those
restrictions that are still required to be fundamental.

       For        AgainstAbstainBroker Non-
Vote
Money Market739,346,63231,001,76185,197,939
2,079,013
Limited-Term24,575,1842,733,0031,654,8733,
396,792
Long-Term       1,843,012 79,411   112,012
172,457

Proposal 3 - To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company,
Inc. ("CAMCO").

       For        Against          Abstain
Money Market745,251,98617,801,279
85,572,079
Limited-Term28,226,8982,580,010  1,552,943
Long-Term       2,057,121 85,458
64,311

Proposal 4 - To change the fundamental
policy concerning credit quality to a non-fundamental policy, allowing Limited-Term and Long-Term to invest in non-investment grade securities.

       For        AgainstAbstainBroker Non-
Vote
Limited-Term21,787,2245,387,1211,788,7153,
396,792
Long-Term       1,756,922200,928    76,585
172,457

Proposal 5 - To change Long-Term from a
diversified to a non-diversified fund.

       For        AgainstAbstainBroker Non-
Vote
Long-Term       1,710,289212,899    88,604
195,100

Proposal 6 - To ratify the Board's selection of auditors, PricewaterhouseCoopers LLP.

                      ForAgainst   Abstain
Money Market  770,916,9917,669,17179,039,181
Limited-Term   30,366,944105,177 1,887,730
Long-Term                2,121,920  44,457
40,513

Calvert Group and the Year 2000
Plans and Progress


We are now less than a year away from the year 2000, a problematic date for computer systems coded for two-character year format.
Entered as "00," the year 2000 would be
processed as 1900, a mistake that could foul a variety of date-sensitive transactions.

As your mutual fund sponsor, our goal is make sure there is no interruption in the level of service you receive. In the summary below, we've outlined the steps Calvert
Group is taking to ensure our systems
perform reliably.

Step One--Assess Systems and Software.
Develop an Action Plan.
In 1997, we identified all systems,
operating platforms and software potentially affected by the millennium bug. These included:

  Calvert Group systems--portfolio trading, sales contact and reporting and  internal management reporting
  transfer agency systems--shareholder
record-keeping and transaction
processing
  subadvisor systems--investment accounting other third-party data and service systems

We also formed a Y2K task force, led by
Calvert's vice president of technology. This group has identified and prioritized our efforts to achieve year 2000 compliance.

Step Two--Test for Compliance. Repair
Systems as Necessary.
Internal systems have been tested. We've made repairs and moved modified code into production. These systems are now fully compliant. Transfer agency systems were re-engineered for compliance in 1989. Recent tests indicate these are, in fact, compliant. The readiness of third-party systems, including subadvisor systems, has been evaluated. Based on information received from these groups, we have found no significant obstacles to compliance.

Step Three--Confirm Compliance. Finalize
Contingency Plan.
Testing of transfer agency systems will
continue through 1999 to ensure these remain compliant and continue to interact correctly with external systems and processes. The transfer agency has established a back-up site, should main systems fail, and compliance testing of these contingency measures are also underway. We are developing contingency plans to ensure that any unforeseen systems failures will not adversely affect our operations or inconvenience our shareholders.

For more information or to get an update on remediation and testing efforts, please visit us online at www.calvertgroup.com.

Calvert
Tax-Free
Reserves

This report is intended to provide fund
information to
shareholders. It is not authorized for
distribution to
prospective investors unless preceded or accompanied by a prospectus.


  printed on
  recycled paper
  using soy-
  based inks

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvertgroup.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814





Calvert Group's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Balanced Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
New Africa Fund

4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

June 30, 1999

SEMI-ANNUAL

REPORT

CALVERT TAX-FREE RESERVES CALIFORNIA MONEY
MARKET
PORTFOLIO

Table of Contents

President's Letter
1

Portfolio
Manager Remarks
2

Statement of
Net Assets
4

Statement of Operations
7

Statements of Changes in
Net Assets
8

Notes to
Financial Statements
9

Financial Highlights
11

Shareholder Meeting Update
12

Year 2000 Update
13

Dear Shareholders:

Here is your semi-annual report for the six-month period ending June 30, 1999. For the most current information regarding the per formance of your fund, please visit our recently redesigned Website at www.calvertgroup.com.

In reviewing our recently redesigned Web site, you will see that we now offer more interactive information tools to help you make the most informed investment decisions.
At www.calvertgroup.com you will find fund performance, profiles and literature, as well as a rich array of information on socially responsible and tax free investing.
Our site also includes company profiles, issues briefs and our award winning "Know
What You Own(r)" service.

Of special note, we have taken online
disclosure a step further this month by
publishing the entire portfolio holdings for each of our equity funds. Calvert Group is the first mutual fund family to provide a complete listing of holdings on a monthly basis.

Of course, knowing how a fund has performed is as important as knowing the companies that are in a Portfolio. I'm pleased to report that a significant number of our funds have received a three-star or better
Morningstar rating for their performance over the past three years. For performance over the same time frame, two funds --
Calvert Income Fund and Calvert Tax-Free
Reserves Limited Term Portfolio -- received
Morningstar's superlative five-star rating.1
More detail about your fund's performance is included in this report.

As always, we encourage investors to make decisions based on your financial objectives and tolerance for risk. You should routinely review your asset allocation to be sure you are positioned at a comfortable risk level.
Your financial professional can suggest
strategies that keep you on track to meet long-term financial objectives without exposing you to undue levels of risk.

We appreciate your investment in Calvert
Group funds and look forward to providing competitive returns in the future.

Sincerely,




Barbara J. Krumsiek
President and CEO
July 20, 1999

1 A Morningstar five-star ranking indicates that the fund is in the top 10% of all investment companies in a category, a four star ranking indicates that the fund is in the next 22.5%, and a three-star ranking is in the middle 35%.

Tom Dailey is a member of the CAMCO
portfolio management team.

Calvert Tax-Free Reserves California Money
Market Portfolio seeks to earn the highest level of interest income exempt from federal and California state income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund
Information

asset allocation
California tax-exempt
money market

NASDAQ symbol
CTCXX

CUSIP number
131620-50-2

Calvert Tax-Free Reserves California Money
Market Portfolio

How did the Fund perform?
The California Money Market Portfolio's
return for the semi-annual period ending
June 30, 1999 was 1.36%. This was above the
1.17% return for the Lipper California Tax
Exempt Money Market Funds Average.

How would you characterize the investment climate over the past six months?
The U.S. economy continued to expand through the first half of 1999, thanks both to relentless consumer spending and the stabilization of economies around the world after economic crisis in Brazil, Asia, and Japan.

The task of identifying a sufficient supply of tax-free money market securities was made difficult by the low issuance of such securities and an investor preference to keep cash in short-term funds. It wasn't until the tax season that was there an ample amount of securities to pick and choose from. In June, the annual issuance of municipal notes also brought much needed supply to the market.

What was your strategy for this period?
Since supply was scarce early in the year, finding fairly-priced securities proved difficult and we were forced to bide our time until money flowed out of tax exempt funds for April tax payments. These redemptions forced other fund managers into selling securities to raise cash -- which made it easier to find attractively priced securities, and we were presented with an opportunity to extend the average maturity of the Fund.

Given the likelihood of the Federal Reserve raising rates toward the end of June, tax exempt rates were too low on a taxable equivalent basis when the first one-year municipal notes were issued earlier in the month. Therefore, we did not initially participate in buying these. In fact, the Federal Reserve did raise rates a quarter of a point on June 30, 1999. Once enough supply of one-year notes arrived, the rates on these securities rose to a more reasonable level and we began to buy a few of these issues, extending the Fund's average maturity to 62 days.

What is your outlook?
Even though the Federal Reserve removed its bias to raise rates further at the June
Federal Open Market Committee meeting, we feel the economy will likely continue to expand and possibly force the Fed to raise rates again in the second half of 1999. We are also keeping a close eye on global economic events that could destabilize world markets and cause investors to seek the safety of U.S. money markets. Therefore, we will keep the portfolio very liquid in order to react quickly to changing market conditions.
July 20, 1999

Please remember, this discussion reflects the views and opinions of Calvert Asset
Management Company at June 30, 1999, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

COMPARATIVE MONTH-END YIELDS

IBC's State
CTFR       Specific SB&GP
California               Tax-Free Money
Money MarketMarket Averages
6.30.99             2.83%  2.57%
5.31.99             3.10%  2.71%
4.30.99             2.83%  2.46%
3.31.99             2.63%  2.30%
2.28.99             2.30%  2.03%
1.31.99             2.67%  2.42%
12.31.98            2.86%  2.61%

Total returns assume reinvestment of
dividends. Past performance is no guarantee of future results. Sources: IBC's Money Fund
Report, IBC Financial Data Inc. and Lipper
Analytical Services Inc.

Portfolio
statistics

weighted
average maturity
6.30.99           62 days
12.31.98          60 days

credit quality
distribution

as of 6.30.99

PIE CHART HERE
First Tier 99%
Second Tier 1%

All securities in Calvert Group money market funds are eligible securities under rule 2a-
7 of the Investment Company
Act of 1940. First Tier Securities are
eligible securities rated in the highest rating category for short-term debt obligations by at least two of the Nationally Recognized Statistical
Ratings Organizations. Second Tier
Securities are eligible securities not in the First Tier.

average annual
total return

as of 6.30.99
1 year 2.90%
5 year 3.26%
inception           3.58%
(10.16.89)

Statement of Net Assets
June 30, 1999

                         Principal
Municipal Obligations - 105.8%      Amount
Value
California - 100.4%
ABN Amro California Munitops Certificates
Trust VRDN,
  3.60%, 8/1/24, BPA: ABN Amro
  Bank, INSUR: FGIC      $3,000,000 $3,000
,000
Alameda County Tax & Revenue
  Anticipation Notes, 4.50%, 7/7/99
15,000,000     15,002,141
Buena Park Community Development Authority
VRDN,
  4.8825%, 12/28/99, GA: Mass
  Mutual Life Insurance  6,800,000 6,800,000
Community College Financing Authority VRDN:
  3.35%, 9/30/99         5,224,5005,224,500
  3.35%, 9/30/99, INSUR: FSA      580,500
580,500
Contra Costa County MFH Revenue VRDN, 3.45%,
10/20/28,
  LOC: State Street Bank & Trust
7,385,000       7,385,000
Fresno MFH VRDN, 5.65%, 5/1/15,
  LOC: Tokai Bank, Ltd.  1,188,000 1,188,000
Housing Finance Agency Revenue VRDN:
  3.45%, 8/1/10, TOA: Citibank,
  INSUR: MBIA            2,410,000 2,410,000
  3.57%, 8/1/14, BPA: Banco Santander,
  INSUR: MBIA            6,940,000 6,940,000
Inland Valley Development Agency Tax
Allocation VRDN,
  3.20%, 3/1/27, CONF: Cal Sters,
  LOC: Union Bank of California 10,000,000
10,000,000
Los Angeles Community Redevelopment MFH
Revenue VRDN,
  3.60%, 12/1/05, LOC: Industrial Bank of
Japan,
  SA: Bank of America    18,000,000 18,000
,000
Los Angeles Convention & Exhibition Center
Authority Lease Revenue
  VRDN, 3.57%, 8/15/18, BPA: Merrill Lynch,
  INSUR: MBIA            13,500,000 13,500
,000
Los Angeles County MFH Revenue VRDN:
  3.35%, 12/1/07, CONF: Federal
  Home Loan Bank         3,000,000 3,000,000
  5.50%, 11/1/09, LOC: Industrial
  Bank of Japan          5,000,000 5,000,000
Los Angeles County Schools Fixed Rate Trust
Receipts:
  3.35%, 9/30/99,        18,979,17118,979,
171
  3.35%, 9/30/99, INSUR: FSA    2,115,829
2,115,829
Los Angeles County Tax & Revenue
Anticipation Notes,
  4.00%, 6/30/99         20,000,000 20,131
,200
Los Angeles Transportation Community Sales
Tax Revenue VRDN,
  3.45%, 8/20/03, LOC: Credit Suisse,
  INSUR: MBIA            7,890,000 7,890,000
Marin County Housing Authority MFH Revenue
VRDN,
  5.65%, 10/15/29, LOC: Dai-Ichi
  Kangyo Bank            18,450,000 18,450
,000
Metropolitan Water District Bonds, 3.05%,
7/9/99,
  BPA: Westdeutsche Landes      21,700,000
21,700,000
Midway School District COPs VRDN, 4.00%,
2/1/23,
  LOC: Union Bank of California 4,965,000
4,965,000
Modesto Irrigation District Financing
Authority Revenue VRDN,
  3.57%, 10/1/15, BPA:
  Societe Generale, INSUR: MBIA 14,000,000
14,000,000
Oakland Tax and Revenue Anticipation
  Notes, 4.25%, 9/30/99  9,000,000 9,026,330
Oceanside MFH Revenue VRDN, 3.75%, 8/1/17,
  SURBD: Continental Casualty Co.
6,040,000       6,040,000
Ontario Revenue VRDN, 3.25%, 10/1/26, CONF:
Cal Sters,
  LOC: Union Bank of California 7,770,000
7,770,000
Orange County Apartment Development Revenue
VRDN:
  3.65%, 11/1/08, LOC: Banque Paribas
9,400,000       9,400,000
  6.00%, 11/1/08, LOC: Tokai Bank Ltd.
3,400,000       3,400,000

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Orange County MFH Authority VRDN, 3.65%,
5/1/22,
  LOC: Banque Paribas    $3,600,000 $3,600
,000
Palmdale School District Project Lease VRDN,
3.90%, 12/13/10,
  LOC: National Westminster Bank
10,429,999     10,429,999
Paramount MFH Authority VRDN, 4.17%,
10/1/18,
  LOC: Heller Financial  4,250,000 4,250,000
Pitney Bowes Credit Corporation LeaseTOPS
Trust Certificates
  VRDN, 4.04%, 10/1/18, BPA: Pitney Bowes
Credit,
  INSUR: AMBAC           17,439,909 17,439
,909
Riverside County Tax & Revenue
  Anticipation Notes, 4.50%, 9/30/99
6,000,000       6,022,056
Riverside MFH Revenue VRDN, 5.55%, 6/1/09,
  LOC: Tokai Bank, Ltd.  975,000   975,000
Sacramento County VRDN, 3.30%, 9/30/99,
  BPA: Bank of New York  18,100,000 18,100
,000
San Bernardino COPs VRDN, 4.55%, 3/1/24,
  LOC: Bank Tokyo Mitsubishi    4,050,000
4,050,000
San Bernardino MFH Revenue VRDN, 3.65%,
6/1/05,
  LOC: Household Federal Savings
2,000,000       2,000,000
San Diego Area Local Government COPs Tax &
Revenue
  Anticipation Notes, 4.50%, 9/30/99
4,600,000       4,615,870
San Francisco Redevelopment MFH VRDN:
  3.25%, 10/1/00, LOC: Credit Suisse
8,630,000       8,630,000
  3.05%, 12/1/05, LOC: Bank One, AZ
9,300,000       9,300,000
San Marcos IDA VRDN, 3.82%, 12/1/20,
  LOC: Union Bank California    1,465,000
1,465,000
Schools Cash Reserve Program Authority
Revenue Notes:
  4.50%, 7/2/99,         13,551,00013,551,
272
  4.50%, 7/2/99, INSUR: AMBAC    1,449,029
1,309,053
  4.00%, 7/3/99,         14,466,17214,555,
283
  4.00%, 7/3/99, INSUR: AMBAC   1,578,828
1,588,554
State Revenue Anticipation Notes VRDN,
  3.20%, 12/1/32,        12,600,000 12,600
,000
State Transportation Finance Authority VRDN,
3.75%, 10/1/27,
  BPA: Continental Casualty Co.,
  INSUR: FSA             9,000,000 9,000,000
Statewide Community Development Authority
MFH VRDN:
  3.35%, 9/30/99, BPA: Bank of
  New York:              7,497,0007,497,000
  3.35%, 9/30/99, BPA: Bank of New
  York: INSUR: FSA       833,000   833,000
  3.75%, 3/25/25, LOC: Chase Manhattan
2,530,000       2,530,000
  3.20%, 6/1/26, LOC: Dresdner Bank
3,300,000       3,300,000
  3.80%, 7/1/27, LOC: Banque Paribas
4,170,000       4,170,000
Stockton Heritage Convalescent Center
Project VRDN,
  5.425%, 12/1/05, LOC: Tokai Bank, Ltd. 1
,055,000        1,055,000
Union City MFH Authority Revenue VRDN,
5.25%, 10/1/07,
  CONF: Den Danske Bank,
  LOC: Credit Lyonnais   9,500,000 9,500,000
Vallejo IDA Revenue VRDN, 3.55%, 12/1/23,
  LOC: Wells Fargo Bank  5,300,000 5,300,000
Victorville MFH Revenue VRDN, 3.90%,
12/1/15,
  C/LOC: Redlands S&L    6,585,000 6,585,000

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Puerto Rico - 5.4%
Electric Power Authority GO VRDN, 3.34%,
7/1/22,
  BPA: Societe Generale, INSUR: MBIA
$8,200,000     $8,200,000
Infrastructure GO VRDN, 3.54%, 7/1/28,
  BPA: Merrill Lynch, INSUR: AMBAC
7,665,000       7,665,000
Tax & Revenue Anticipation Notes,
  3.50%, 7/30/99         7,000,000 7,002,718



       TOTAL INVESTMENTS
       (Cost $449,157,361) - 105.8%
449,157,361
       Payable for investments
       purchased - (8.5%)
(36,275,037)
       Other assets and liabilities, net -
2.7%           11,603,530
       Net Assets - 100%        $424,485,854


Net Assets Consist Of:
Paid in capital applicable to 424,614,833
shares of beneficial interest,
  unlimited number of no par value shares
authorized               $424,614,874
Undistributed net investment income (loss)
3,779
Accumulated realized gain/(loss) on
investments              (132,799)

     Net Assets                 $424,485,854


     Net Asset Value Per Share
$1.00

Explanation of Guarantees:Abbreviations:
BPA: Bond-Purchase AgreementAMBAC: American
Municipal Bond Assurance Corp.
CONF: Confirming Letter of Credit COPs: Ce rtificates of Participation
GA: Guaranty AgreementFGIC: Financial
Guaranty Insurance Company
IA: Investment AgreementFSA: Financial
Security Advisor
INSUR: InsuranceGO: General Obligation
LOC: Letter of CreditIDA: Industrial
Development Authority
C/LOC: Collateralized LOCMBIA: Municipal
Bond Insurance Association
SA: Swap AgreementMFH: Multi-Family Housing
SURBD: Surety BondVRDN: Variable Rate Demand
Note
TOA: Tender Option Agreement

See notes to financial statements.

Statement of Operations
six months ended June 30, 1999

Net Investment Income
Investment Income
  Interest income        $7,316,311

Expenses
  Investment advisory fee        1,089,231
  Transfer agency fees and expenses
230,247
  Accounting fees         20,720
  Trustees' fees and expenses       19,537
  Administrative fees     16,018
  Custodian fees          20,272
  Registration fees      (23,796)
  Reports to shareholders           45,250
  Professional fees        8,777
  Miscellaneous           17,478
     Total expenses      1,443,734
     Fees paid indirectly         (34,896)
       Net expenses      1,408,838

       Net Investment Income5,907,473

Realized Gain (Loss) on Investments
Net realized gain (loss) (17,324)

       Increase (Decrease) in Net Assets
       Resulting from Operations
$5,890,149


See notes to financial statements.

Statements of Changes in Net Assets

                    Six Months EndedYear E
nded
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $5,907,473$11,690
,354
  Net realized gain (loss) on securities
(17,324)           16,197

       Increase (Decrease) in Net Assets
       Resulting from Operations
5,890,149      11,706,551

Distributions to shareholders from
  Net investment income  (5,921,290)(11,67
9,754)

Capital share transactions:
  Shares sold            212,259,233466,04
1,563
  Reinvestment of distributions  5,802,103
11,503,395
  Shares redeemed        (231,119,587)(360
,997,804)
     Total capital share transactions
(13,058,251)  116,547,154

Total Increase (Decrease) in Net Assets
13,089,392    116,573,951

Net Assets
Beginning of period      437,575,246321,00
1,295
End of period (including undistributed net investment income of $3,779 and $17,596, respectively)
$424,485,854 $437,575,246

Share Activity
Shares sold                     212,259,233
466,041,563
Reinvestment of distributions    5,802,103
11,503,395
Shares redeemed          (231,119,587)(360
,997,804)
  Net share activity     (13,058,251)116,5
47,154


See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies
General: The California Money Market
Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series are accounted for separately. The Portfolio offers shares of beneficial interest to the public with no sales charges.

Security Valuation: Securities are valued at amortized cost which approximates market.

Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.

Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are earned daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the
Portfolio's capital accounts to reflect
income and gains available from distribution under income tax regulations.

Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolios' cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for
federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding
Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .50% on the first $500 million, .45% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $220,759 was payable at period end.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. The Fund (exclusive of the Money
Market portfolio) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. Under the terms of the agreement, $2,632 was payable at period end.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio.

Calvert Shareholder Services, Inc. (CSSI), an affiliate of the Advisor, is the shareholder servicing agent for the Fund.
For its services, CSSI received a fee of $118,717 for the six months ended June 30, 1999. Under the terms of the agreement, $19,346 was payable at period end. National
Financial Data Services, Inc. is the
transfer and dividend disbursing agent.

Each Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity
The cost of investments owned at June 30, 1999 was substantially the same for federal income tax and financial reporting purposes.
The table below presents the net capital loss carryforwards as of December 31, 1998 with expiration dates:

  Capital Loss Carryforwards    Expiration
Dates
  $115,124               12/31/03
  351                             12/31/04

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

As a cash management practice, the Portfolio may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight
Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at June 30, 1999.

Financial Highlights

                         Periods Ended
                 June 30,Dec. 31, Dec. 31,
                     1999   1998      1997
Net asset value, beginning $1.00     $1.00
$1.00
Income from investment operations
  Net investment income.014 .031      .032
Distributions from
  Net investment income(.014)(.031) (.032)
Net asset value, ending$1.00$1.00    $1.00

Total return               1.36%     3.19%
3.28%
Ratios to average net assets:
  Net investment income2.71% (a)     3.13%
3.22%
  Total expenses +.66% (a)  .67%      .66%
  Net expenses   .65% (a)   .65%      .65%
  Expenses reimbursed----   .02%      .05%
Net assets, ending (in thousands) $424,486
$437,575         $321,001
Number of shares outstanding,
  ending (in thousands)424,615437,673321,126

                         Years Ended
                 Dec. 31,Dec. 31, Dec. 31,
                     1996   1995      1994
Net asset value, beginning $1.00     $1.00
$1.00
Income from investment operations
  Net investment income.031 .037      .026
Distributions from
  Net investment income(.031)(.037) (.026)
Net asset value, ending$1.00$1.00    $1.00
Total return               3.17%    3.78%*
2.62% *
Ratios to average net assets:
  Net investment income3.14%3.69%    2.55%
  Total expenses +   .69%   .76%        --
  Net expenses       .68%   .75%      .69%
  Expenses reimbursed.03%   ----      ----
Net assets, ending (in thousands) $346,008
$300,351         $260,719
Number of shares outstanding,
  ending (in thousands)346,124300,544260,716


(a)  Annualized
* Total return numbers do not reflect the Tender Option Agreement. On December 15,
1994, the Portfolio entered into a Tendered
Option Agreement with the Advisor valued at $600,000 to secure payment of an "at risk" investment. On June 30, 1995, the investment paid the Portfolio in full and the Option expired unused. The expiration loss was applied against the Advisor's capital contribution of the Option.
+ Effective December 31, 1995, this ratio reflects total expenses before reduction of fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.

A special meeting of shareholders was
scheduled for February 24, 1999. There were several proposals voted upon at the meeting.
A brief description of each proposal and the number of votes received for, against, and votes to abstain is shown below. All proposals were passed.

Proposal 1 - To elect the Board of Trustees.

Nominees              ForAgainst
Richard L. Baird, Jr.212,645,26216,981,995
Frank H. Blatz, Jr.212,334,41517,292,842
Frederick T. Borts212,093,66317,533,594
Charles E. Diehl212,436,68217,190,575
Douglas E. Feldman212,237,00917,390,248
Peter W. Gavian212,593,87417,033,383
John G. Guffey, Jr.207,891,19221,736,065
Barbara J. Krumsiek212,755,89716,871,360
M. Charito Kruvant212,515,67517,111,582
Arthur J. Pugh212,467,15017,160,107
David R. Rochat212,575,45417,051,803
D. Wayne Silby212,392,35917,234,898

Proposal 2 - To approve amended fundamental investment restrictions to: (a) delete restrictions that are no longer required to be fundamental due to changes in state laws or which otherwise need not be fundamental;
and (b) to revise the language of those
restrictions that are still required to be fundamental.

  For      Against  Abstain Broker Non-Vote
  213,157,700       4,700,27411,136,741632
,542

Proposal 3 - To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company,
Inc. ("CAMCO").

  For      Against  Abstain
  216,164,487       2,800,26610,662,503

Proposal 4 - To ratify the Board's selection of auditors, PricewaterhouseCoopers LLP.

  For      Against  Abstain
  217,104,905       1,509,54311,012,808

Calvert Group and the Year 2000
Plans and Progress


We are now less than a year away from the year 2000, a problematic date for computer systems coded for two-character year format.
Entered as "00," the year 2000 would be
processed as 1900, a mistake that could foul a variety of date-sensitive transactions.

As your mutual fund sponsor, our goal is make sure there is no interruption in the level of service you receive. In the summary below, we've outlined the steps Calvert
Group is taking to ensure our systems
perform reliably.

Step One--Assess Systems and Software.
Develop an Action Plan.
In 1997, we identified all systems,
operating platforms and software potentially affected by the millennium bug. These included:

  Calvert Group systems--portfolio trading, sales contact and reporting and internal management reporting
  Transfer agency systems--shareholder
record-keeping and transaction processing
  Subadvisor systems--investment accounting
  Other third-party data and service systems

We also formed a Y2K task force, led by
Calvert's vice president of technology. This group has identified and prioritized our efforts to achieve year 2000 compliance.

Step Two--Test for Compliance. Repair
Systems as Necessary.
Internal systems have been tested. We've made repairs and moved modified code into production. These systems are now fully compliant. Transfer agency systems were re-engineered for compliance in 1989. Recent tests indicate these are, in fact, compliant. The readiness of third-party systems, including subadvisor systems, has been evaluated. Based on information received from these groups, we have found no significant obstacles to compliance.

Step Three--Confirm Compliance. Finalize
Contingency Plan.
Testing of transfer agency systems will
continue through 1999 to ensure these remain compliant and continue to interact correctly with external systems and processes. The transfer agency has established a back-up site, should main systems fail, and compliance testing of these contingency measures are also underway. We are developing contingency plans to ensure that any unforeseen systems failures will not adversely affect our operations or inconvenience our shareholders.

For more information or to get an update on remediation and testing efforts, please visit us online at www.calvertgroup.com.

Calvert
Tax-Free
Reserves
California
Money
Market
Portfolio





This report is intended to provide fund
information to
shareholders. It is not authorized for
distribution to
prospective investors unless preceded or accompanied by a prospectus.




  printed on
  recycled paper
  using soy-
  based inks

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvertgroup.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814


Calvert Group's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Balanced Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
New Africa Fund

June 30, 1999

semi-annual

report

Calvert Tax-Free Reserves Vermont Municipal
Portfolio

Table of Contents

President's Letter
1

Portfolio
Manager Remarks
2

Statement of
Net Assets
4

Statement of Operations
6

Statements of Changes in Net Assets
7

Notes to
Financial Statements
8

Financial Highlights
11

Shareholder Meeting Update
12

Year 2000 Update
13

     Dear Shareholders:

  Here is your semi-annual report for the
six-month period ending
  June 30, 1999. For the most current
information regarding the       performance
of your fund, please visit our recently
redesigned
Web site at www.calvertgroup.com.

In reviewing our recently redesigned Web site, you will see that we now offer more interactive information tools to help you make the most informed investment decisions. At www.calvertgroup.com you will find fund performance, profiles and literature, as well as a rich array of information on socially responsible and tax free investing. Our site also includes company profiles, issues briefs and our award winning "Know What You Own(R)" service.

Of special note, we have taken online
disclosure a step further this month by
publishing the entire portfolio holdings for each of our equity funds. Calvert Group is the first mutual fund family to provide a complete listing of holdings on a monthly basis.

Of course, knowing how a fund has performed is as important as knowing the companies that are in a Portfolio. I'm pleased to report that a significant number of our funds have received a three-star or better
Morningstar rating
for their performance over the past three years. For performance over the same time frame, two funds -- Calvert Income
Fund and Calvert Tax-Free Reserves Limited
Term Portfolio -- received Morningstar's superlative five-star rating.1 More detail about your fund's performance is included in this report.

As always, we encourage investors to make decisions based on your financial objectives and tolerance for risk. You should routinely review your asset allocation to be sure you are positioned at a comfortable risk level.
Your financial professional can suggest
strategies that keep you on track to meet long-term financial objectives without exposing you to undue levels of risk.

We appreciate your investment in Calvert
Group funds and look forward to providing competitive returns in the future.

Sincerely,




Barbara J. Krumsiek
President and CEO
July 20, 1999

1 A Morningstar five-star ranking indicates that the fund is in the top 10% of all investment companies in a category, a four star ranking indicates that the fund is in the next 22.5%, and a three-star ranking is in the middle 35%.

Emmett Long is a member of the CAMCO
portfolio management team.

Calvert Tax-Free Reserves Vermont Municipal
Portfolio seeks to earn the highest level of interest income exempt from Vermont and federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality characteristics of the Portfolio.

Fund
Information

asset allocation
Vermont long-term
tax-exempt bonds

NASDAQ symbol
CGVTX

CUSIP number
131620-70-0

Calvert tax-free reserves Vermont Municipal
Portfolio

How did the Fund perform?
For the six-month period ending 6/30 the Fund had a return of -2.00% vs. the Lipper
Other States Municipal Debt Funds Average of
-1.18%. This was due to a lessening of
demand for Vermont bonds that had previously commanded a premium price. While our duration was in line with our benchmark, we shortened the Portfolio slightly going into the second quarter.

How would you characterize the investment climate over the past six months?
As 1998 closed, we anticipated that the
economy would slow to the point where the Fed would have to cut rates rather than raise them. Surprisingly, the economy continued on its torrid pace of growth. When it became clear that consumer appetite for goods and services was continuing to surge, we shortened our portfolio to better reflect our interest rate outlook for the near term.
Late in the second quarter of 1999, the
Federal Reserve adopted a tightening bias, although the market had already priced in a 50 basis point tightening and the long bond was trading near six percent for the first time in almost a year.
By the time the Federal Reserve met on June
30, and increased the fed funds rate by one quarter of one percent (25 basis points), the market was prepared.

What was your strategy for this period?
Managing a Vermont fund provides its own set
of unique challenges -- the largest one
being the lack of supply of Vermont issues.
We try to participate
in most every new issue that comes to market
in Vermont, but restrictions placed on
issues to benefit individual investors in
the state have hindered our participation.
In the first quarter of 1999, we were able
to obtain a block of a new Middlebury
College issue -- an attractive purchase
given Middlebury College's fine reputation.
It   historically trades well in the market.
We have been

Comparative Investment Performance




       CTFR Lipper Other States     Lehman
  Vermont MunicipalMunicipal Debt
Municipal Bond
       PortfolioFunds Average     Index TR
6 month                 -  2.00%    -1.18%
-0.89%
1 year              1.35%  1.63%
2.76%
5 year*                    5.81%     6.01%
7.00%
10 year*                     N/A       N/A
N/A

Investment performance does not reflect the deduction of any front-end sales charge.
TR represents total return. Source: Lipper
Analytical Services, Inc.
* Average annual return
able to supplement our Vermont portfolio with tax exempt issues from territories such as Puerto Rico and Guam.

What is your outlook?
As stated earlier, the Federal Reserve
raised rates at the end of June as a
precaution against inflation. Having
anticipated that move we shortened our
portfolio maturity. The question that we are now evaluating is whether subsequent rate hikes will follow. In any event, we shall remain nimble, proactive, and alert to the possibility of rapid shifts in interest rates.

July 20, 1999

Please remember, this discussion reflects the views and opinions of Calvert Asset
Management Company at June 30, 1999, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions.
While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.


Growth of a hypothetical $10,000 investment

Total returns assume reinvestment of
dividends and reflect the deduction of
Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns.

LINE GRAPH HERE
CTFR Vermont Municipal Portfolio
$15,941
Lehman Municipal Bond Fund Index TR
$17,721
Lipper Other States Municipal Debt Funds
Average                  $15,759

Portfolio
Statistics

monthly
dividend yield
6.30.99                    4.08%
12.31.98                   4.38%

30 day SEC yield
6.30.99                    4.27%
12.31.98                   4.12%

weighted
average maturity
6.30.99                  17 years
12.31.98                 16 years

effective duration
6.30.99                  7.28 years
12.31.98                 7.29 years

credit quality
distribution

as of 6.30.99

PIE CHART HERE
AAA                   47%
AA                           29%
A                     14%
Cash & equivalents    10%

average annual
total return

as of 6.30.99
1 year             -2.47%
5 year              5.01%
inception           5.81%
(4.01.91)

Statement of Net Assets
June 30, 1999

                         Principal
Municipal Obligations - 98.0%       Amount
Value
Vermont - 79.6%
Burlington Electric Revenue Bonds, 6.375%,
   7/1/10, MBIA Insured  $3,125,000 $3,471
,281
Chittenden Solid Waste District GO Bonds,
6.60%, 1/1/12,
  Asset Guaranty Insured 2,000,000 2,146,000
Education and Health Revenue Bonds:
  5.75%, 9/1/05          580,000   596,449
  6.60%, 12/1/14         1,000,000 1,073,430
  5.00%, 11/15/15, AMBAC Insured
2,000,000       1,915,740
  5.50%, 11/1/16         3,000,000 3,023,730
  5.50%, 7/1/18          1,955,000 1,851,405
  6.25%, 9/1/18          2,000,000 2,047,920
  5.625%, 10/1/25, FSA Insured  1,000,000
1,014,070
  5.00%, 11/1/38         3,000,000 2,728,140
Education and Health VRDN, 3.55%, 6/1/05,
  LOC: First National Bank of Boston
1,985,000       1,985,000
Housing Finance Authority Single Family
Housing Bonds,
  7.20%, 11/1/11         575,000   585,051
IDA Revenue Bonds, 5.75%, 1/1/09,
  LOC: First Vermont Bank and Trust
1,200,000       1,183,704
Municipal Bond Bank Revenue Bonds, 5.50%,
12/1/22,
  AMBAC Insured          1,000,000 1,005,970
Rutland County Solid Waste GO Bonds:
  5.80%, 11/1/99         110,000   110,848
  5.95%, 11/1/00         110,000   112,885
  6.10%, 11/1/01         110,000   114,214
  6.25%, 11/1/02         110,000   115,754
  6.35%, 11/1/03         110,000   117,063
  6.45%, 11/1/04         110,000   118,350
  6.50%, 11/1/05         105,000   113,988
  6.55%, 11/1/06         100,000   109,349
  6.60%, 11/1/07         100,000   110,003
  6.70%, 11/1/08         100,000   111,209
  6.75%, 11/1/09         100,000   112,009
  6.80%, 11/1/10         100,000   113,070
  6.80%, 11/1/11         100,000   113,603
  6.85%, 11/1/12         100,000   114,595
State Colleges Revenue Bonds, 5.125%, 7/1/18
1,000,000         947,110
State GO Bonds:
  6.30%, 1/15/06         2,500,000 2,730,025
  Zero Coupon, 8/1/08    400,000   255,380
  Zero Coupon, 8/1/09    300,000   181,053
  5.00%, 1/15/11         3,000,000 2,984,340
  6.45%, 2/1/12          1,950,000 2,090,244
State Industrial Redevelopment Revenue VRDN,
4.125%, 12/1/04,
  LOC: First National Bank of Boston
350,000           350,000
Student Assistance Corporation Education
Loan Revenue Bonds,
  6.50%, 12/15/05, FSA Insured  2,240,000
2,384,973

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Vermont - (Cont'd)
University of Vermont and State Agriculture
College Revenue Bonds,
  4.75%, 10/01/38, MBIA Insured $3,600,000
$3,167,136

     Total Vermont Municipal Obligations
     (Cost $40,839,236)         41,305,091

Territories - 18.3%
Guam Electric Power Authority Revenue Bonds,
5.25%, 10/1/12,
  AMBAC Insured          2,000,000 2,030,420
Puerto Rico GO Bonds, 6.50%, 7/1/14
1,690,000       1,916,899
Puerto Rico Highway Electric Power Authority
VRDN,
  3.34%, 7/1/22, BPA: Societe Generale
1,200,000       1,200,000
Puerto Rico Highway Transportation Authority
Revenue Bonds:
  6.00%, 7/1/18, FSA Insured    1,000,000
1,090,760
  4.75%, 7/1/38          3,000,000 2,648,880
Puerto Rico Infrastructure Financing
Authority Revenue VRDN,
  3.27%, 7/1/28, BPA: Bank of America, AMBAC
Insured
600,000           600,000

     Total Territories Municipal Obligations
     (Cost $9,844,447)           9,486,959

Options Purchased 0.1%Contracts
Put Options on September U.S. Treasury Bond
Futures,
  Expiration 8/20/99, Strike price 114
50   37,500

     Total Options (Premium $35,656)
37,500


       TOTAL INVESTMENTS (Cost and Premium
$50,719,339) - 98.0%
50,829,550
       Other assets and liabilities, net -
2.0%
1,054,765
       Net Assets - 100%        $51,884,315

Net Assets Consist Of:
Paid-in capital applicable to 3,324,121
Class A shares of beneficial
  interest, unlimited number of no par
shares authorized:
$51,049,629
Undistributed net investment income (loss)
151,912
Accumulated net realized gain (loss) on
investments              572,563
Net unrealized appreciation (depreciation)
on investments           110,211

     Net assets                 $51,884,315

     Net Asset Value Per Share
$15.61

Abbreviations:           Explanation of
Guarantees:
AMBAC: AMBAC Indemnity CorporationBPA: Bond-
Purchase Agreement
FSA: Financial Security Assurance
LOC: Letter of Credit
GO: General Obligation
MBIA: MBIA Insurance Corporation
VRDN: Variable Rate Demand Notes

See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 1999

Net Investment Income
Investment Income
  Interest income        $1,327,635

Expenses
  Investment advisory fee          153,366
  Transfer agency fees and expenses
17,715
  Trustees' fees and expenses        2,194
  Accounting fees          7,148
  Administrative fees        449
  Custodian fees           7,477
  Registration fees        3,507
  Reports to shareholders            5,126
  Professional fees        1,016
  Miscellaneous            2,986
     Total expenses      200,984
     Fees paid indirectly          (7,100)
       Net expenses      193,884

       Net Investment Income     1,133,751

Realized and Unrealized Gain (Loss) on
Investments
Net realized gain (loss) on securities
572,563


Change in unrealized appreciation or
(depreciation)           (2,759,695)

       Net Realized and Unrealized Gain
       (Loss) on Investments
(2,187,132)

       Increase (Decrease) in Net Assets
       Resulting From Operations
($1,053,381)

See notes to financial statements.

Statements of Changes in Net Assets

                         Six Months EndedY
ear Ended
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $1,133,751$2,411,
657
  Net realized gain (loss)         572,563
697,164
  Change in unrealized appreciation or
  (depreciation)         (2,759,695)(258,5
57)

     Increase (Decrease) in Net Assets
     Resulting From Operations  (1,053,381)
2,850,264

Distributions to shareholders from:
  Net investment income  (1,129,502)(2,385
,302)
  Net realized gain         ---- (953,229)
     Total distributions (1,129,502)(3,338
,531)

Capital share transactions:
  Shares sold            5,888,7576,525,371
  Reinvestment of distributions    615,548
1,874,083
  Shares redeemed        (3,729,504)(6,812
,642)
     Total capital share transactions
2,774,801       1,586,812

Total Increase (Decrease) in Net Assets
591,918         1,098,545

Net Assets
Beginning of period      51,292,39750,193,
852
End of period (including undistributed net
investment income
  of $151,912 and $147,663, respectively)
$51,884,315   $51,292,397

Capital Share Activity
Shares sold                        366,990
397,896
Reinvestment of distributions       38,310
114,634
Shares redeemed          (231,672)(415,155)
  Total capital share activity     173,628
97,375

See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies
General: The Vermont Municipal Portfolio
(the "Portfolio"), a series of Calvert Tax-
Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a nondiversified, open-end management investment company. The operations of each series are accounted for separately. Shares of the Portfolio are sold with a maximum front-end sales charge of 3.75%.
Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities
(including options) listed
or traded on a national securities exchange are valued at the last reported sale price.
Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.
Options: The Portfolio may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.
Risks from writing or purchasing option
securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value.
Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are paid monthly.
Distributions from net realized capital
gains, if any, are paid at least annually.
Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the
Portfolio's capital accounts to reflect
income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabili-ties at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for
federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia
Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated
Trustees of the Portfolio. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .60% on the first $500 million,
 .50% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $31,622 was payable at period end.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. The Fund (exclusive of the Money
Market portfolio) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. The
Distributor received $22,467 as
its portion of commissions charged on sales of the Portfolio.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the
Portfolio. For its services, CSSI received a fee of $2,527 for the six months ended June
30, 1999. Under the terms of the agreement, $503 was payable at period end. National
Financial Data Services, Inc., is the
transfer and dividend disbursing agent.
Each Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.
Note C -- Investment Activity
During the period, purchases and sales of investments, other than short-term, were
$9,348,010 and $11,661,128, respectively.
The cost of investments owned at June 30, 1999 was substantially the same for federal income tax and financial reporting purposes.
Net unrealized appreciation aggregated
$110,211, of which $1,178,866 related to
appreciated securities and $1,068,655
related to depreciated securities.
As a cash management practice, the Portfolio may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only.
Borrowings under this facility bear interest at the overnight Federal Funds Rate plus
 .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The
Fund had no loans outstanding pursuant to this line of credit at June 30 ,1999.

Financial Highlights

                         Periods Ended
                 June 30,December 31,Decem
ber 31,
Class A Shares       1999   1998      1997
Net asset value, beginning$16.28    $16.45
$16.33
Income from investment operations
  Net investment income.35   .78       .82
  Net realized and unrealized
  gain (loss)       (.67)    .13       .26
       Total from investment
  operations        (.32)    .91      1.08
Distributions from
  Net investment income(.35)(.77)    (.82)
  Net realized gains ----  (.31)     (.14)
       Total distributions (.35)    (1.08)
(.96)
Total increase (decrease) in net
  asset value       (.67)  (.17)       .12
Net asset value, ending$15.61$16.28 $16.45

Total return *    (2.00%)  5.67%     6.90%
Ratios to average net assets:
  Net investment income4.44% (a)     4.73%
5.11%
  Total expenses +.79% (a)  .75%      .76%
  Net expenses   .76% (a)   .72%      .73%
Portfolio turnover    19%    32%       14%
Net assets, ending (in thousands)   51,884
$51,292           $50,194
Number of shares outstanding,
  ending (in thousands)3,3243,150    3,052

                         Years Ended
             December 31,December 31,Decem
ber 31,
Class A Shares       1996   1995      1994
Net asset value, beginning$16.62    $15.34
$16.66
Income from investment operations
  Net investment income.88   .87       .87
  Net realized and unrealized
  gain (loss)       (.25)   1.35    (1.35)
       Total from investment
  operations          .63   2.22     (.48)
Distributions from
  Net investment income(.85)(.85)    (.84)
  Net realized gains(.07)  (.09)        --
       Total distributions (.92)     (.94)
(.84)
Total increase (decrease) in net
  asset value       (.29)   1.28    (1.32)
Net asset value, ending$16.33$16.62 $15.34

Total return *      3.98% 14.86%   (2.88%)
Ratios to average net assets:
  Net investment income5.27%5.35%    5.47%
  Total expenses +   .77%   .76%        --
  Net expenses       .73%   .75%      .73%
Portfolio turnover    24%    12%       11%
Net assets, ending (in thousands)  $49,774
$60,203           $64,215
Number of shares outstanding,
  ending (in thousands)3,0483,621    4,185
(a)  Annualized
* Total return does not reflect deduction of Class A front-end sales charge.
+ Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.

A special meeting of shareholders was
scheduled for February 24, 1999.
There were several proposals voted upon at
the meeting. A brief description
of each proposal and the number of votes
received for, against, and votes to abstain
is shown below. All proposals were passed.
Proposal 1 - To elect the Board of Trustees.
Nominees                     For   Against
Richard L. Baird, Jr.1,797,362104,898
Frank H. Blatz, Jr.1,807,29994,961
Frederick T. Borts1,807,26894,992
Charles E. Diehl1,807,984 94,276
Douglas E. Feldman1,807,98494,276
Peter W. Gavian 1,816,869 85,391
John G. Guffey, Jr.1,770,520131,740
Barbara J. Krumsiek1,819,65282,608
M. Charito Kruvant1,819,65282,608
Arthur J. Pugh  1,816,869 85,391
David R. Rochat 1,819,652 82,608
D. Wayne Silby  1,820,873 81,387

Proposal 2 - To approve amended fundamental investment restrictions to: (a) delete restrictions that are no longer required to be fundamental due to changes in state laws or which otherwise need not be fundamental; and (b) to revise the language of those restrictions that are still required to be fundamental.

  For                    Against   Abstain
Broker Non-Vote
  1,494,105        44,927101,738   261,490

Proposal 3 - To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company,
Inc. ("CAMCO").

  For                    Against   Abstain
  1,802,676        13,749 85,834

Proposal 4 - To change the fundamental
policy concerning credit quality to a non-fundamental policy, allowing Vermont to invest in non-investment grade securities.

  For                    Against   Abstain
Broker Non-Vote
  1,364,319       147,537128,914   261,490

Proposal 5 - Applied to a different fund in Calvert Tax-Free Reserves.

Proposal 6 - To ratify the Board's selection
of auditors, PricewaterhouseCoopers LLP.
  For                    Against   Abstain
  1,815,667         4,318 82,274

Calvert Group And The Year 2000
Plans and Progress


We are now less than a year away from the year 2000, a problematic date for computer systems coded for two-character year format.
Entered as "00," the year 2000 would be
processed as 1900, a mistake that could foul a variety of date-sensitive transactions.

As your mutual fund sponsor, our goal is make sure there is no interruption in the level of service you receive. In the summary below, we've outlined the steps Calvert
Group is taking to ensure our systems
perform reliably.

Step One--Assess Systems and Software.
Develop an Action Plan.
In 1997, we identified all systems,
operating platforms and software potentially affected by the millennium bug. These included:

  Calvert Group systems--portfolio trading, sales contact and reporting and  internal management reporting
  transfer agency systems--shareholder
record-keeping and transaction
processing
  subadvisor systems--investment accounting other third-party data and service systems

We also formed a Y2K task force, led by
Calvert's vice president of technology. This group has identified and prioritized our efforts to achieve year 2000 compliance.

Step Two--Test for Compliance. Repair
Systems as Necessary.
Internal systems have been tested. We've made repairs and moved modified code into production. These systems are now fully compliant. Transfer agency systems were re-engineered for compliance in 1989. Recent tests indicate these are, in fact, compliant. The readiness of third-party systems, including subadvisor systems, has been evaluated. Based on information received from these groups, we have found no significant obstacles to compliance.

Step Three--Confirm Compliance. Finalize
Contingency Plan.
Testing of transfer agency systems will
continue through 1999 to ensure these remain compliant and continue to interact correctly with external systems and processes. The transfer agency has established a back-up site, should main systems fail, and compliance testing of these contingency measures are also underway. We are developing contingency plans to ensure that any unforeseen systems failures will not adversely affect our operations or inconvenience our shareholders.

For more information or to get an update on remediation and testing efforts, please visit us online at www.calvertgroup.com.

Calvert
Tax-Free
Reserves
Vermont Municipal
Portfolio






This report is intended to provide fund
information to
shareholders. It is not authorized for
distribution to
prospective investors unless preceded or accompanied by a prospectus.




















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To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvertgroup.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814





Calvert Group's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Balanced Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
New Africa Fund